OMB APPROVAL
OMB Number: 3235-0578
Expires: January 31, 2016
Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E. Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Balanced Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 56.4%
		Consumer Discretionary: 8.1%
5,599		Amazon.com, Inc.	$2,866,072	0.6
9,026	@	AMC Networks, Inc.	660,432	0.1
26,019		Barratt Developments PLC	254,152	0.1
4,500		Bridgestone Corp.	155,728	0.0
2,286	@	Chipotle Mexican Grill, Inc.	1,646,491	0.4
38,964		Coach, Inc.	1,127,228	0.3
35,281		Comcast Corp. – Class A	2,006,783	0.4
1,425		Daimler AG	103,745	0.0
14,317	@	Delphi Automotive PLC	1,088,665	0.2
12,700		Denso Corp.	537,958	0.1
27,780		Dish Network Corp. - Class A	1,620,685	0.4
19,903		Dollar General Corp.	1,441,773	0.3
4,236		Domino's Pizza, Inc.	457,107	0.1
4,255	@,L	Five Below, Inc.	142,883	0.0
6,132	L	Flight Centre Ltd.	156,186	0.0
16,901		Hasbro, Inc.	1,219,238	0.3
100,723		Hilton Worldwide Holdings, Inc.	2,310,586	0.5
25,100		Home Depot, Inc.	2,898,799	0.6
22,800		Isuzu Motors Ltd.	228,958	0.1
24,619		Jarden Corp.	1,203,377	0.3
54,013		Kingfisher PLC	293,410	0.1
11,945		Kohl's Corp.	553,173	0.1
3,186		Lear Corp.	346,573	0.1
18,924		Lululemon Athletica, Inc.	958,501	0.2
2,660		LVMH Moet Hennessy Louis Vuitton SE	452,849	0.1
3,760		Marriott International, Inc.	256,432	0.1
8,321		McDonald's Corp.	819,868	0.2
102,000		MGM China Holdings Ltd.	118,822	0.0
11,800		Namco Bandai Holdings, Inc.	273,863	0.1
2,808		Next PLC	323,599	0.1
17,299		Nike, Inc.	2,127,258	0.5
28,600		Panasonic Corp.	289,436	0.1
2,681		ProSiebenSat.1 Media AG	131,599	0.0
9,437		Relx NV	154,173	0.0
5,916		Renault S.A.	426,858	0.1
31,772		Ross Stores, Inc.	1,539,989	0.3
10,000		Sekisui Chemical Co., Ltd.	105,255	0.0
14,386		Starbucks Corp.	817,700	0.2
9,865		Starz	368,359	0.1
16,600		Sumitomo Rubber Industries, Inc.	230,428	0.1
54,934		Taylor Wimpey PLC	162,757	0.0
7,919		Toll Brothers, Inc.	271,147	0.1
18,900		Toyota Motor Corp.	1,106,556	0.2
4,355		Tractor Supply Co.	367,214	0.1
8,917		Ulta Salon Cosmetics & Fragrance, Inc.	1,456,592	0.3
12,500		Yokohama Rubber Co., Ltd.	220,464	0.1
			36,299,721	8.1

		Consumer Staples: 5.0%
19,058		Altria Group, Inc.	1,036,755	0.2
1,252		Anheuser-Busch InBev Worldwide, Inc.	133,158	0.0
3,662		British American Tobacco PLC	202,053	0.0
10,153		Carrefour S.A.	300,901	0.1
7,092		Casino Guichard Perrachon S.A.	377,686	0.1
13,274		Church & Dwight Co., Inc.	1,113,689	0.2
26,263		Coca-Cola Co.	1,053,672	0.2
36,749		Coca-Cola Enterprises, Inc.	1,776,814	0.4
8,467		Costco Wholesale Corp.	1,224,074	0.3
14,462		CVS Health Corp.	1,395,294	0.3
3,305		Delhaize Group	292,959	0.1
29,158		Diageo PLC	783,383	0.2
14,869		Dr Pepper Snapple Group, Inc.	1,175,394	0.3
3,112		Danone	196,440	0.0
4,308		Hain Celestial Group, Inc.	222,293	0.1
8,520		Imperial Tobacco Group PLC	440,473	0.1
12,000		Japan Tobacco, Inc.	372,242	0.1
9,525		Kimberly-Clark Corp.	1,038,606	0.2
14,569		Koninklijke Ahold NV	284,214	0.1
14,116		Kraft Heinz Co.	996,307	0.2
1,500		Lawson, Inc.	110,674	0.0
10,261		Monster Beverage Corp.	1,386,671	0.3
14,854		Nestle S.A.	1,117,105	0.2
24,593		PepsiCo, Inc.	2,319,120	0.5
15,219		Philip Morris International, Inc.	1,207,323	0.3
6,694		Pinnacle Foods, Inc.	280,345	0.1
28,435		Tate & Lyle PLC	253,375	0.1
3,652	@	TreeHouse Foods, Inc.	284,089	0.1
11,517		Unilever NV	461,661	0.1
118,600		Wilmar International Ltd.	214,597	0.0
18,123		Woolworths Ltd.	317,672	0.1
			22,369,039	5.0

		Energy: 3.2%
12,834		Anadarko Petroleum Corp.	775,045	0.2
2,069		BG Group PLC	29,847	0.0
35,187		BP PLC	178,516	0.0
2,747	@	Core Laboratories NV	274,151	0.1
6,302		Devon Energy Corp.	233,741	0.1
12,030		EOG Resources, Inc.	875,784	0.2
3,045		EQT Corp.	197,225	0.0
17,524		Exxon Mobil Corp.	1,302,909	0.3
40,356		Halliburton Co.	1,426,585	0.3
6,931		Hess Corp.	346,966	0.1
26,468	@	MEG Energy Corp.	163,434	0.0
19,239		Occidental Petroleum Corp.	1,272,660	0.3
16,245		Patterson-UTI Energy, Inc.	213,459	0.0
38,098		Plains GP Holdings L.P.	666,715	0.1
7,006		Range Resources Corp.	225,033	0.0
14,934	@	Royal Dutch Shell PLC - Class A ADR	707,722	0.2
31,960		Royal Dutch Shell PLC - Class A	754,479	0.2
10,022		Royal Dutch Shell PLC - Class B	236,972	0.1
19,191		Schlumberger Ltd.	1,323,603	0.3
16,708	@	Total S.A. ADR	747,015	0.2
19,372		Total S.A.	871,413	0.2
25,735		Tullow Oil PLC	66,150	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: (continued)
23,525		Valero Energy Corp.	$1,413,852	0.3
			14,303,276	3.2

		Financials: 11.0%
36,539		3i Group PLC	258,107	0.1
19,168		Admiral Group PLC	435,951	0.1
2,231		Affiliated Managers Group, Inc.	381,479	0.1
16,800		AIA Group Ltd.	87,373	0.0
2,226		Allianz SE	349,691	0.1
11,057		Ameriprise Financial, Inc.	1,206,650	0.3
17,093	@	Aon PLC	1,514,611	0.3
27,816		Arthur J. Gallagher & Co.	1,148,244	0.2
22,472		Australia & New Zealand Banking Group Ltd.	429,354	0.1
100,595		Banco Santander SA	534,908	0.1
11,393		BankUnited, Inc.	407,300	0.1
26,271		Barclays PLC	97,223	0.0
5,300		Blackrock, Inc.	1,576,591	0.3
29,125		Blackstone Group LP	922,389	0.2
16,804		British Land Co. PLC	213,404	0.0
49,522		Brixmor Property Group, Inc.	1,162,776	0.3
48,274		Challenger Ltd.	243,622	0.1
38,629		Citigroup, Inc.	1,916,385	0.4
2,513		Commonwealth Bank of Australia	128,989	0.0
12,187		Corporate Office Properties Trust SBI MD	256,293	0.0
21,836		Credit Agricole SA	251,393	0.1
17,200		Dai-ichi Life Insurance Co., Ltd.	273,821	0.1
21,763		DDR Corp.	334,715	0.1
16,886		Deutsche Bank AG	455,708	0.1
27,254		Discover Financial Services	1,416,935	0.3
19,616		DnB NOR ASA	255,290	0.1
981		Equinix, Inc.	268,205	0.1
5,264		Extra Space Storage, Inc.	406,170	0.1
10,627		FNF Group	376,940	0.1
27,676		Gaming and Leisure Properties, Inc.	821,977	0.2
92,000		Hang Lung Properties Ltd.	206,941	0.0
34,635		Hartford Financial Services Group, Inc.	1,585,590	0.3
20,360		Host Hotels & Resorts, Inc.	321,892	0.1
49,947		HSBC Holdings PLC	376,785	0.1
27,176		Huntington Bancshares, Inc.	288,066	0.1
6,835		Intercontinental Exchange, Inc.	1,606,157	0.4
193,862		Intesa Sanpaolo SpA - ISP	684,860	0.2
9,407		Invesco Ltd.	293,781	0.1
8,724		Investor AB	299,765	0.1
41,734		JPMorgan Chase & Co.	2,544,522	0.6
95,854		Keycorp	1,247,060	0.3
9,137		Kinnevik Investment AB	261,184	0.1
16,846		Land Securities Group PLC	321,150	0.1
21,856	@	Lazard Ltd.	946,365	0.2
11,413		Liberty Property Trust	359,624	0.1
20,798		Lincoln National Corp.	987,073	0.2
51,500		Link REIT	283,530	0.1
84,670		Lloyds Banking Group Plc	96,393	0.0
3,051		Macquarie Group Ltd.	165,350	0.0
80,384		Corp. Mapfre S.A.	210,192	0.0
8,586		Mid-America Apartment Communities, Inc.	702,936	0.2
15,300		Mitsubishi UFJ Financial Group, Inc.	92,446	0.0
10,200		MS&AD Insurance Group Holdings, Inc.	273,665	0.1
5,219		Nasdaq Stock Market, Inc.	278,329	0.1
4,201		National Australia Bank Ltd.	88,906	0.0
81,000		New World Development Ltd.	78,885	0.0
16,500		NKSJ Holdings, Inc.	479,240	0.1
15,280		Nordea Bank AB	170,472	0.0
98,957		Old Mutual PLC	283,596	0.1
48,300		Oversea-Chinese Banking Corp.	299,087	0.1
8,270		PacWest Bancorp	354,039	0.1
12,849		ProLogis, Inc.	499,826	0.1
9,772		Prudential Financial, Inc.	744,724	0.2
20,874		QBE Insurance Group Ltd.	190,096	0.0
25,000		Resona Holdings, Inc.	127,381	0.0
35,916	@	Scentre Group	98,366	0.0
5,688		SEI Investments Co.	274,332	0.1
100,000		Shinsei Bank Ltd.	205,565	0.0
5,868		Simon Property Group, Inc.	1,078,069	0.2
5,459		Societe Generale	243,969	0.1
46,255		Starwood Property Trust, Inc.	949,153	0.2
6,800		Sumitomo Mitsui Financial Group, Inc.	257,858	0.1
130,000		Sumitomo Mitsui Trust Holdings, Inc.	476,456	0.1
3,337		Swiss Re Ltd.	286,305	0.1
19,400		T&D Holdings, Inc.	229,150	0.0
24,401		TD Ameritrade Holding Corp.	776,928	0.2
7,677		The Geo Group, Inc.	228,314	0.0
29,509		UBS Group AG	545,566	0.1
16,800		United Overseas Bank Ltd.	219,359	0.0
42,189		Unum Group	1,353,423	0.3
8,362		Validus Holdings Ltd.	376,875	0.1
62,660		Wells Fargo & Co.	3,217,591	0.7
4,345		Westpac Banking Corp.	91,275	0.0
46,000		Wharf Holdings Ltd.	259,551	0.1
28,000		Wheelock & Co., Ltd.	121,602	0.0
21,222		WP GLIMCHER, Inc.	247,448	0.0
30,052	@	XL Group Plc	1,091,489	0.2
1,703		Zurich Insurance Group AG	418,097	0.1
			48,929,143	11.0

		Health Care: 7.7%
2,153		Abiomed, Inc.	199,712	0.0
4,170	@	Allergan plc	1,133,448	0.2
7,770		Amgen, Inc.	1,074,746	0.2
14,500		Astellas Pharma, Inc.	187,689	0.0
12,302		AstraZeneca PLC	780,173	0.2
2,815		Bayer AG	361,162	0.1
4,073		Biogen, Inc.	1,188,542	0.3
3,923	@	BioMarin Pharmaceutical, Inc.	413,170	0.1
43,885		Bristol-Myers Squibb Co.	2,597,992	0.6

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
8,639		Cardinal Health, Inc.	$663,648	0.1
10,612		Celgene Corp.	1,147,900	0.3
2,239		Cigna Corp.	302,310	0.1
6,348		Community Health Systems, Inc.	271,504	0.1
1,561		CSL Ltd.	98,239	0.0
13,500		Daiichi Sankyo Co., Ltd.	234,251	0.0
2,824	@	DexCom, Inc.	242,469	0.1
12,296		Edwards Lifesciences Corp.	1,748,122	0.4
28,343		Gilead Sciences, Inc.	2,782,999	0.6
19,163		GlaxoSmithKline PLC	367,812	0.1
7,303		Healthsouth Corp.	280,216	0.1
8,771		Hologic, Inc.	343,209	0.1
2,804		Incyte Corp., Ltd.	309,365	0.1
397		Intuitive Surgical, Inc.	182,453	0.0
7,308		McKesson Corp.	1,352,199	0.3
18,799		Medtronic PLC	1,258,405	0.3
62,673		Merck & Co., Inc.	3,095,420	0.7
636	@	Mettler Toledo International, Inc.	181,095	0.0
14,301		Novartis AG	1,314,432	0.3
8,188		Novo Nordisk A/S	441,862	0.1
72,955		Pfizer, Inc.	2,291,517	0.5
4,468	@	Quintiles Transnational Holdings, Inc.	310,839	0.1
4,613		Roche Holding AG	1,224,620	0.3
2,441		Sanofi	232,385	0.0
5,479		Shire PLC	374,554	0.1
5,051	@	Shire PLC ADR	1,036,617	0.2
6,151		Teva Phaemaceutical Industries Ltd.	347,618	0.1
22,805		UnitedHealth Group, Inc.	2,645,608	0.6
3,533		Waters Corp.	417,636	0.1
4,109		Zimmer Biomet Holdings, Inc.	385,958	0.1
11,071		Zoetis, Inc.	455,904	0.1
			34,277,800	7.7

		Industrials: 6.3%
2,702		Adecco S.A.	197,883	0.0
6,749		Alstom SA	208,755	0.0
5,000		Amada Holdings Co., Ltd.	38,123	0.0
27,367		Ametek, Inc.	1,431,842	0.3
179		AP Moller - Maersk A/S - Class B	275,925	0.1
47,459		BAE Systems PLC	321,704	0.1
5,627		Boeing Co.	736,856	0.2
21,334		CK Hutchison Holdings Ltd.	277,505	0.1
34,163		CNH Industrial NV	222,688	0.0
17,782		Danaher Corp.	1,515,204	0.3
10,852		Deere & Co.	803,048	0.2
32,266		Delta Airlines, Inc.	1,447,775	0.3
9,804		easyJet PLC	264,649	0.1
3,155		Equifax, Inc.	306,603	0.1
6,012		Airbus Group SE	356,033	0.1
7,752		Fortune Brands Home & Security, Inc.	367,988	0.1
7,145		General Dynamics Corp.	985,653	0.2
95,891		General Electric Co.	2,418,371	0.5
11,410		Hubbell, Inc.	969,280	0.2
24,358	@	Ingersoll-Rand PLC - Class A	1,236,656	0.3
24,399		LIXIL Group Corp.	496,573	0.1
9,307		Kansas City Southern	845,820	0.2
17,000		Komatsu Ltd.	249,533	0.0
13,996		Koninklijke Philips NV	329,284	0.1
5,561		Lincoln Electric Holdings, Inc.	291,563	0.1
30,100		Mitsubishi Corp.	493,386	0.1
28,000		Mitsubishi Electric Corp.	256,495	0.1
44,669		Mueller Water Products, Inc.	342,165	0.1
8,634	@	Nielsen NV	383,954	0.1
5,473		Northrop Grumman Corp.	908,244	0.2
4,889		Orbital ATK, Inc.	351,372	0.1
12,649		Roper Technologies, Inc.	1,982,098	0.4
36,914		Royal Mail PLC	256,490	0.0
8,377		Siemens AG	748,380	0.2
15,790		SKF AB - B Shares	290,196	0.1
1,331		Snap-On, Inc.	200,901	0.0
18,406		Southwest Airlines Co.	700,164	0.1
8,057		Stanley Black & Decker, Inc.	781,368	0.2
28,671		Textron, Inc.	1,079,177	0.2
4,208		TransDigm Group, Inc.	893,821	0.2
10,910		Union Pacific Corp.	964,553	0.2
26,419		Volvo AB - B Shares	253,072	0.0
2,962		Wabtec Corp.	260,804	0.1
5,861		Waste Connections, Inc.	284,727	0.1
5,483		Wolseley PLC	320,721	0.1
			28,347,402	6.3

		Information Technology: 9.4%
28,838		Activision Blizzard, Inc.	890,806	0.2
14,603		Adobe Systems, Inc.	1,200,659	0.3
5,669	@	Akamai Technologies, Inc.	391,501	0.1
8,744		Amadeus IT Holding S.A.	374,640	0.1
3,597		Ansys, Inc.	317,040	0.1
61,130		Apple, Inc.	6,742,639	1.5
2,411		Atos SE	185,326	0.0
8,501	@	Avago Technologies Ltd.	1,062,710	0.2
5,593		Broadridge Financial Solutions, Inc. ADR	309,572	0.1
36,556		Brocade Communications Systems, Inc.	379,451	0.1
3,384		Capgemini S.A.	302,202	0.1
7,615		CDW Corp./DE	311,149	0.1
83,590		Cisco Systems, Inc.	2,194,237	0.5
22,298		Cognizant Technology Solutions Corp.	1,396,078	0.3
30,553		Computershare Ltd.	228,155	0.0
19,537		Electronic Arts, Inc.	1,323,632	0.3
2,377		F5 Networks, Inc.	275,257	0.1
6,202	@	Facebook, Inc.	557,560	0.1
6,096		Fidelity National Information Services, Inc.	408,920	0.1
7,477		Fortinet, Inc.	317,623	0.1
26,795	@	Freescale Semiconductor Holdings Ltd.	980,161	0.2
5,734		Google, Inc. - Class A	3,660,414	0.8
34,600		GungHo Online Entertainment, Inc.	102,778	0.0
67,900		Hitachi Ltd.	342,626	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
12,019		Integrated Device Technology, Inc.	$243,986	0.0
65,398		Intel Corp.	1,971,096	0.4
21,506		Intuit, Inc.	1,908,657	0.4
8,964		Maxim Integrated Products	299,398	0.1
37,327	L	Microchip Technology, Inc.	1,608,420	0.3
82,287		Microsoft Corp.	3,642,023	0.8
2,600		Mixi, Inc.	88,980	0.0
5,200		Omron Corp.	156,531	0.0
1,567	@	Palo Alto Networks, Inc.	269,524	0.0
19,337		Red Hat, Inc.	1,389,943	0.3
11,117		Sabre Corp.	302,160	0.1
3,921		SAP SE	254,018	0.1
7,229	@	SolarWinds, Inc.	283,666	0.1
5,635	@	TE Connectivity Ltd.	337,480	0.1
5,340		United Internet AG	270,731	0.1
13,713	@	Vantiv, Inc.	615,988	0.1
42,494		Visa, Inc.	2,960,132	0.7
9,722	@	VMware, Inc.	765,996	0.2
4,448		Western Digital Corp.	353,349	0.1
			41,977,214	9.4

		Materials: 2.3%
3,301		Air Liquide SA	391,343	0.1
6,218		Albemarle Corp.	274,214	0.0
9,918		BASF SE	758,566	0.2
40,716		BHP Billiton Ltd.	643,083	0.1
27,005		Crown Holdings, Inc.	1,235,479	0.3
20,818		Dow Chemical Co.	882,683	0.2
18,669		Eastman Chemical Co.	1,208,258	0.3
69,562	L	Fortescue Metals Group Ltd.	89,800	0.0
23,102		International Paper Co.	873,024	0.2
16,200		JSR Corp.	233,521	0.0
8,779		Koninklijke DSM NV	405,168	0.1
30,962		Mosaic Co.	963,228	0.2
22,828		Packaging Corp. of America	1,373,332	0.3
6,200		Shin-Etsu Chemical Co., Ltd.	317,961	0.1
17,826		Steel Dynamics, Inc.	306,251	0.1
986		Syngenta AG	315,925	0.1
3,739		Yara International ASA	149,159	0.0
			10,420,995	2.3

		Telecommunication Services: 1.1%
58,684		AT&T, Inc.	1,911,925	0.4
253,948		Bezeq Israeli Telecommunication Corp., Ltd.	486,006	0.1
69,028		BT Group PLC	439,330	0.1
6,840		CenturyLink, Inc.	171,821	0.0
24,711		Orange SA	374,602	0.1
73,282		Frontier Communications Corp.	348,089	0.1
6,100		KDDI Corp.	136,537	0.0
10,301		Nippon Telegraph & Telephone Corp.	362,839	0.1
36,822		Telefonica Deutschland Holding AG	225,167	0.1
6,973		Telefonica S.A.	84,597	0.0
15,271		Telenor ASA	285,362	0.1
39,175		Vodafone Group PLC	123,561	0.0
			4,949,836	1.1

		Utilities: 2.3%
29,555		American Electric Power Co., Inc.	1,680,497	0.4
22,617		DTE Energy Co.	1,817,728	0.4
86,244		Enel S.p.A.	384,822	0.1
41,561		EDP - Energias de Portugal SA	152,261	0.0
25,068		Gas Natural SDG S.A.	489,132	0.1
28,500		Power Assets Holdings Ltd.	269,692	0.1
30,308		Pacific Gas & Electric Co.	1,600,263	0.3
5,328		Pinnacle West Capital Corp.	341,738	0.1
21,555		PPL Corp.	708,944	0.2
7,629		RWE AG	86,694	0.0
15,772		Sempra Energy	1,525,468	0.3
15,111		Suez Environnement S.A.	271,537	0.1
60,000		Tokyo Gas Co., Ltd.	290,239	0.1
12,974		Xcel Energy, Inc.	459,409	0.1
			10,078,424	2.3

	Total Common Stock (Cost $255,777,355)		251,952,850	56.4

EXCHANGE-TRADED FUNDS: 6.9%
36,870		iShares Barclays 20+ Year Treasury Bond Fund	4,554,920	1.0
207,500		iShares MSCI Emerging Markets Index Fund	6,801,850	1.5
2,425		iShares Russell 1000 Value Index Fund	226,204	0.1
6,867		iShares Russell Midcap Value Index Fund	460,707	0.1
396,500		PowerShares Senior Loan Portfolio	9,135,360	2.1
264,200		SPDR Barclays Capital High Yield Bond ETF	9,421,372	2.1

	Total Exchange-Traded Funds (Cost $34,504,395)		30,600,413	6.9

MUTUAL FUNDS: 3.7%
		Affiliated Investment Companies: 2.7%
1,592,858		Voya High Yield Bond Fund - Class P	12,249,078	2.7

		Unaffiliated Investment Companies: 1.0%
865,546	@	Credit Suisse Commodity Return Strategy Fund - Class I	4,353,697	1.0

	Total Mutual Funds (Cost $18,075,955)		16,602,775	3.7

PREFERRED STOCK: 0.0%
		Consumer Discretionary: 0.0%
1,174		Volkswagen AG	128,962	0.0

	Total Preferred Stock (Cost $291,596)		128,962	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 9.4%
		Basic Materials: 0.6%
72,000		Agrium, Inc., 5.250%, 01/15/45	$74,687	0.0
30,000		Albemarle Corp., 3.000%, 12/01/19	30,161	0.0
340,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	318,160	0.1
60,000		ArcelorMittal, 6.250%, 03/01/21	54,225	0.0
122,000		Barrick Gold Corp., 4.100%, 05/01/23	109,315	0.0
181,000		Barrick North America Finance LLC, 5.750%, 05/01/43	154,691	0.1
187,000		BHP Billiton Finance USA Ltd, 5.000%, 09/30/43	189,963	0.1
130,000		Eastman Chemical Co., 2.700%, 01/15/20	130,021	0.0
200,000		EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.125%, 12/12/17	199,421	0.1
45,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	29,250	0.0
67,000	#	Georgia-Pacific LLC, 2.539%, 11/15/19	67,404	0.0
70,000	#	Georgia-Pacific LLC, 3.600%, 03/01/25	70,107	0.0
68,000	#	Glencore Funding LLC, 2.500%, 01/15/19	58,014	0.0
84,000	#,L	Glencore Funding LLC, 2.875%, 04/16/20	67,269	0.0
143,000		Goldcorp, Inc., 3.700%, 03/15/23	133,841	0.0
205,000	L	Huntsman International LLC, 4.875%, 11/15/20	179,149	0.1
100,000		LYB International Finance BV, 4.000%, 07/15/23	100,667	0.0
200,000		Metalloinvest Finance Ltd., 6.500%, 07/21/16	204,557	0.1
75,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	72,937	0.0
85,000		PolyOne Corp., 5.250%, 03/15/23	80,792	0.0
78,000		Rockwood Specialties Group, Inc., 4.625%, 10/15/20	80,758	0.0
54,000		Steel Dynamics, Inc., 5.125%, 10/01/21	51,435	0.0
200,000		Vedanta Resources PLC, 8.250%, 06/07/21	141,584	0.0
127,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	105,463	0.0
			2,703,871	0.6

		Communications: 1.6%
73,000		21st Century Fox America, Inc., 3.000%, 09/15/22	72,063	0.0
68,000		21st Century Fox America, Inc., 5.400%, 10/01/43	72,344	0.0
100,000		21st Century Fox America, Inc., 6.900%, 03/01/19	115,109	0.0
200,000	#	Alibaba Group Holding Ltd., 3.600%, 11/28/24	187,212	0.1
81,000		AT&T, Inc., 3.400%, 05/15/25	77,504	0.0
60,000		AT&T, Inc., 3.000%, 06/30/22	58,632	0.0
66,000		AT&T, Inc., 3.900%, 03/11/24	67,260	0.0
61,000		AT&T, Inc., 4.800%, 06/15/44	56,718	0.0
79,000		AT&T, Inc., 5.350%, 09/01/40	78,345	0.0
147,000		Cablevision Systems Corp., 8.625%, 09/15/17	153,615	0.1
68,000		CBS Corp., 2.300%, 08/15/19	67,515	0.0
123,000		CBS Corp., 3.700%, 08/15/24	120,779	0.0
89,000		CC Holdings GS V LLC / Crown Castle GS III Corp., 2.381%, 12/15/17	89,671	0.0
285,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 02/15/23	263,625	0.1
20,000		CCO Holdings LLC / CCO Holdings Capital Corp., 5.750%, 09/01/23	19,075	0.0
161,000	#	CCO Safari II LLC, 4.464%, 07/23/22	161,184	0.1
91,000	#	CCO Safari II LLC, 4.908%, 07/23/25	90,740	0.0
90,000		CenturyLink, Inc., 6.750%, 12/01/23	78,525	0.0
60,000		Cisco Systems, Inc., 3.500%, 06/15/25	62,020	0.0
30,000		Cisco Systems, Inc., 3.000%, 06/15/22	30,610	0.0
40,000	#	CommScope, Inc., 5.500%, 06/15/24	38,350	0.0
33,000	#	CommScope, Inc., 5.000%, 06/15/21	32,381	0.0
142,000	#	COX Communications, Inc., 2.950%, 06/30/23	129,930	0.0
103,000	#	Cox Communications, Inc., 3.850%, 02/01/25	97,796	0.0
51,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 3.800%, 03/15/22	51,421	0.0
224,000		DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.150%, 03/15/42	211,336	0.1
40,000		DISH DBS Corp., 4.250%, 04/01/18	38,950	0.0
120,000		DISH DBS Corp., 5.875%, 07/15/22	106,200	0.0
81,000		eBay, Inc., 2.600%, 07/15/22	75,004	0.0
62,000		eBay, Inc., 2.875%, 08/01/21	60,537	0.0
102,000		eBay, Inc., 4.000%, 07/15/42	78,979	0.0
102,000		Equinix, Inc., 5.375%, 04/01/23	100,276	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
190,000		Intelsat Jackson Holdings SA, 7.250%, 10/15/20	$175,037	0.1
200,000	#	Millicom International Cellular SA, 4.750%, 05/22/20	192,040	0.1
51,000		Motorola Solutions, Inc., 3.750%, 05/15/22	47,574	0.0
13,000		Motorola Solutions, Inc., 4.000%, 09/01/24	11,757	0.0
220,000	L	Netflix, Inc., 5.750%, 03/01/24	225,500	0.1
20,000	#	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	19,425	0.0
200,000	#	Numericable Group SA, 6.000%, 05/15/22	193,250	0.1
50,000		Scripps Networks Interactive, Inc., 2.750%, 11/15/19	50,096	0.0
100,000		Scripps Networks Interactive, Inc., 3.900%, 11/15/24	98,354	0.0
170,000	#	Sinclair Television Group, Inc., 5.625%, 08/01/24	155,125	0.1
209,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	213,180	0.1
200,000	#	SoftBank Group Corp., 4.500%, 04/15/20	194,180	0.1
95,000		Starz LLC / Starz Finance Corp., 5.000%, 09/15/19	94,762	0.0
110,000		TEGNA, Inc., 5.125%, 07/15/20	112,200	0.0
100,000		TEGNA, Inc., 6.375%, 10/15/23	105,250	0.0
400,000	#	Telefonica Chile SA, 3.875%, 10/12/22	390,794	0.1
98,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	99,030	0.0
129,000		Time Warner Cable, Inc., 4.050%, 12/15/23	133,001	0.0
94,000		Time Warner Cable, Inc., 5.350%, 12/15/43	99,319	0.0
171,000		Time Warner Cable, Inc., 5.875%, 11/15/40	163,360	0.1
101,000		Time Warner Cable, Inc., 6.500%, 11/15/36	117,767	0.0
100,000		T-Mobile USA, Inc., 5.250%, 09/01/18	102,000	0.0
35,000		T-Mobile USA, Inc., 6.250%, 04/01/21	34,965	0.0
95,000		T-Mobile USA, Inc., 6.625%, 04/01/23	94,287	0.0
120,000		Verizon Communications, Inc., 3.000%, 11/01/21	119,846	0.0
140,000		Verizon Communications, Inc., 3.500%, 11/01/24	138,283	0.1
44,000		Verizon Communications, Inc., 4.862%, 08/21/46	41,329	0.0
131,000		Verizon Communications, Inc., 5.012%, 08/21/54	120,305	0.0
84,000		Verizon Communications, Inc., 5.050%, 03/15/34	83,717	0.0
334,000		Verizon Communications, Inc., 5.150%, 09/15/23	369,082	0.1
81,000		Verizon Communications, Inc., 6.550%, 09/15/43	96,222	0.0
60,000		Walt Disney Co., 3.150%, 09/17/25	61,012	0.0
110,000	#	West Corp., 5.375%, 07/15/22	102,025	0.0
			7,197,780	1.6

		Consumer, Cyclical: 0.4%
90,000		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	89,550	0.0
70,000		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/29	70,259	0.0
110,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp., 5.375%, 06/01/24	110,825	0.0
162,000		CVS Health Corp., 2.800%, 07/20/20	164,785	0.1
53,000		CVS Health Corp., 3.500%, 07/20/22	54,778	0.0
95,000		CVS Health Corp., 5.125%, 07/20/45	102,632	0.0
41,000		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	41,256	0.0
49,000		Ford Motor Co., 4.750%, 01/15/43	46,161	0.0
200,000		Ford Motor Credit Co. LLC, 4.134%, 08/04/25	199,577	0.1
143,000		Ford Motor Credit Co. LLC, 8.125%, 01/15/20	171,547	0.1
112,000		General Motors Financial Co., Inc., 4.300%, 07/13/25	108,609	0.0
70,000		Johnson Controls, Inc., 4.625%, 07/02/44	64,518	0.0
138,000		Kohl's Corp., 4.750%, 12/15/23	146,688	0.1
79,000		Kohl's Corp., 5.550%, 07/17/45	77,711	0.0
120,000		McDonald's Corp., 3.375%, 05/26/25	120,757	0.0
112,000		MDC Holdings, Inc., 6.000%, 01/15/43	91,280	0.0
80,000		Newell Rubbermaid, Inc., 2.875%, 12/01/19	80,787	0.0
15,000		Ryland Group, Inc., 6.625%, 05/01/20	16,387	0.0
113,000		Toll Brothers Finance Corp., 6.750%, 11/01/19	128,820	0.0
			1,886,927	0.4

		Consumer, Non-cyclical: 1.4%
210,000		AbbVie, Inc., 2.500%, 05/14/20	209,081	0.1
40,000		AbbVie, Inc., 3.200%, 11/06/22	39,812	0.0
50,000		AbbVie, Inc., 3.600%, 05/14/25	49,485	0.0
60,000		AbbVie, Inc., 4.700%, 05/14/45	58,478	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
125,000		Actavis Funding SCS, 2.350%, 03/12/18	$125,571	0.1
91,000		Actavis Funding SCS, 3.450%, 03/15/22	89,886	0.0
105,000		Actavis Funding SCS, 4.850%, 06/15/44	96,107	0.0
95,000	#	Alliance Data Systems Corp., 5.375%, 08/01/22	92,862	0.0
114,000		Altria Group, Inc., 2.625%, 01/14/20	115,333	0.0
60,000		AmerisourceBergen Corp., 3.250%, 03/01/25	58,498	0.0
261,000		Amsurg Corp., 5.625%, 07/15/22	261,652	0.1
70,000		Automatic Data Processing, Inc., 3.375%, 09/15/25	71,263	0.0
60,000	#	BAT International Finance PLC, 3.500%, 06/15/22	61,765	0.0
64,000		Becton Dickinson and Co., 1.800%, 12/15/17	64,315	0.0
64,000		Becton Dickinson and Co., 2.675%, 12/15/19	64,822	0.0
51,000		Becton Dickinson and Co., 3.734%, 12/15/24	52,038	0.0
90,000		Biogen, Inc., 4.050%, 09/15/25	91,162	0.0
61,000		Cardinal Health, Inc., 2.400%, 11/15/19	61,806	0.0
104,000		Celgene Corp., 2.250%, 05/15/19	105,215	0.0
77,000		Celgene Corp., 3.875%, 08/15/25	77,204	0.0
99,000		Celgene Corp., 4.000%, 08/15/23	102,003	0.0
40,000		Danaher Corp., 2.400%, 09/15/20	40,403	0.0
30,000		Danaher Corp., 3.350%, 09/15/25	30,653	0.0
100,000		General Mills, Inc., 2.200%, 10/21/19	101,054	0.0
80,000		Gilead Sciences, Inc., 3.500%, 02/01/25	80,695	0.0
150,000		Gilead Sciences, Inc., 3.650%, 03/01/26	150,699	0.1
100,000		HCA, Inc., 5.250%, 04/15/25	102,250	0.0
75,000		Hertz Corp., 4.250%, 04/01/18	74,813	0.0
80,000	#	HJ Heinz Co., 2.800%, 07/02/20	80,617	0.0
240,000	#	HJ Heinz Co., 3.950%, 07/15/25	246,153	0.1
58,000		Humana, Inc., 3.150%, 12/01/22	57,306	0.0
200,000	#	Imperial Tobacco Finance PLC, 2.950%, 07/21/20	201,427	0.1
95,000	#	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	89,300	0.0
80,000	#	JM Smucker Co, 3.000%, 03/15/22	79,920	0.0
122,000		Kroger Co., 2.300%, 01/15/19	122,801	0.1
64,000		Laboratory Corp. of America Holdings, 2.200%, 08/23/17	64,680	0.0
150,000		Laboratory Corp. of America Holdings, 2.625%, 02/01/20	150,522	0.1
60,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/22	59,048	0.0
100,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	98,000	0.0
74,000		McKesson Corp., 2.284%, 03/15/19	74,223	0.0
160,000		Medtronic, Inc., 3.150%, 03/15/22	162,446	0.1
169,000		Medtronic, Inc., 3.500%, 03/15/25	172,719	0.1
72,000		Medtronic, Inc., 4.375%, 03/15/35	72,963	0.0
60,000		Merck & Co., Inc., 1.850%, 02/10/20	60,176	0.0
160,000		Merck & Co., Inc., 2.350%, 02/10/22	157,865	0.1
70,000		Merck & Co., Inc., 2.750%, 02/10/25	68,247	0.0
160,000		Mylan, Inc./PA, 2.600%, 06/24/18	159,963	0.1
69,000		Philip Morris International, Inc., 3.375%, 08/11/25	69,374	0.0
167,000		Philip Morris International, Inc., 4.250%, 11/10/44	161,835	0.1
30,000		Reynolds American, Inc., 4.450%, 06/12/25	31,464	0.0
30,000		Reynolds American, Inc., 5.700%, 08/15/35	32,713	0.0
63,000		Reynolds American, Inc., 6.150%, 09/15/43	71,833	0.0
79,000		RR Donnelley & Sons Co., 6.500%, 11/15/23	74,556	0.0
100,000		St Jude Medical, Inc., 2.500%, 01/15/16	100,497	0.0
69,000		St Jude Medical, Inc., 3.250%, 04/15/23	68,065	0.0
66,000		St Jude Medical, Inc., 4.750%, 04/15/43	65,076	0.0
55,000		Synchrony Financial, 3.750%, 08/15/21	55,638	0.0
60,000		Synchrony Financial, 3.000%, 08/15/19	60,533	0.0
75,000		Synchrony Financial, 4.250%, 08/15/24	74,886	0.0
60,000		Sysco Corp., 2.600%, 10/01/20	60,097	0.0
190,000		Tenet Healthcare Corp., 6.000%, 10/01/20	200,925	0.1
75,000		Tyson Foods, Inc., 3.950%, 08/15/24	76,564	0.0
100,000		United Rentals North America, Inc., 7.625%, 04/15/22	106,750	0.0
30,000		UnitedHealth Group, Inc., 4.750%, 07/15/45	31,777	0.0
60,000		UnitedHealth Group, Inc., 3.750%, 07/15/25	62,121	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
100,000	#	Valeant Pharmaceuticals International, Inc., 7.000%, 10/01/20	$102,250	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	103,125	0.0
67,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	68,233	0.0
50,000		Zimmer Biomet Holdings, Inc., 4.450%, 08/15/45	46,433	0.0
			6,432,046	1.4

		Diversified: 0.0%
90,000		MUFG Americas Holdings Corp., 2.250%, 02/10/20	89,798	0.0

		Energy: 1.1%
59,000		Anadarko Petroleum Corp., 6.375%, 09/15/17	63,698	0.0
90,000		Antero Resources Corp., 5.375%, 11/01/21	79,650	0.0
70,000		BP Capital Markets PLC, 2.315%, 02/13/20	70,308	0.0
56,000		BP Capital Markets PLC, 3.062%, 03/17/22	56,185	0.0
99,000		Cenovus Energy, Inc., 3.800%, 09/15/23	93,279	0.0
60,000	#	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	58,379	0.0
109,000		ConocoPhillips Co., 3.350%, 11/15/24	106,652	0.0
109,000		ConocoPhillips Co., 4.300%, 11/15/44	103,505	0.0
151,000		Devon Energy Corp., 5.600%, 07/15/41	144,234	0.1
49,000	L	Diamond Offshore Drilling, Inc., 3.450%, 11/01/23	42,437	0.0
89,000		El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	81,423	0.0
79,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	69,817	0.0
114,000		Enbridge Energy Partners, 9.875%, 03/01/19	137,746	0.1
43,000		Enbridge, Inc., 3.500%, 06/10/24	38,966	0.0
24,000		Enbridge, Inc., 4.500%, 06/10/44	18,817	0.0
125,000		Energy Transfer Partners L.P., 4.900%, 02/01/24	119,420	0.0
83,000		Energy Transfer Partners L.P., 6.050%, 06/01/41	73,894	0.0
139,000		Energy Transfer Partners L.P., 9.700%, 03/15/19	165,967	0.1
72,000		Ensco PLC, 4.500%, 10/01/24	53,300	0.0
60,000		Enterprise Products Operating LLC, 3.700%, 02/15/26	56,842	0.0
60,000		Enterprise Products Operating LLC, 3.750%, 02/15/25	57,460	0.0
60,000		Enterprise Products Operating LLC, 4.900%, 05/15/46	54,084	0.0
39,000		Enterprise Products Operating, LLC, 6.450%, 09/01/40	42,264	0.0
98,000		FMC Technologies, Inc., 3.450%, 10/01/22	91,769	0.0
53,000		Halliburton Co., 4.750%, 08/01/43	52,777	0.0
25,000	#	Hilcorp Energy I L.P./Hilcorp Finance Co., 5.000%, 12/01/24	21,375	0.0
275,000		KazMunayGas National Co. JSC, 7.000%, 05/05/20	279,331	0.1
93,000		Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24	84,703	0.0
76,000		Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	61,377	0.0
80,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	84,706	0.0
46,000		Kinder Morgan, Inc./DE, 4.300%, 06/01/25	41,420	0.0
70,000		Marathon Oil Corp., 3.850%, 06/01/25	62,436	0.0
30,000		Marathon Oil Corp., 5.200%, 06/01/45	25,404	0.0
37,000		Marathon Petroleum Corp., 5.000%, 09/15/54	32,480	0.0
71,000		Marathon Petroleum Corp., 6.500%, 03/01/41	75,658	0.0
83,000		Occidental Petroleum Corp., 3.500%, 06/15/25	82,900	0.0
60,000		ONEOK Partners L.P., 2.000%, 10/01/17	59,646	0.0
60,000		ONEOK Partners L.P., 3.375%, 10/01/22	54,068	0.0
150,000		Phillips 66, 4.875%, 11/15/44	145,189	0.1
95,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23	87,999	0.0
95,000		Regency Energy Partners L.P. / Regency Energy Finance Corp., 5.500%, 04/15/23	92,387	0.0
400,000	#	Reliance Industries Ltd., 5.875%, 12/31/49	389,500	0.1
70,000		Rowan Cos, Inc., 5.850%, 01/15/44	43,870	0.0
240,000		Shell International Finance BV, 3.250%, 05/11/25	237,914	0.1
20,000		Shell International Finance BV, 4.375%, 05/11/45	19,774	0.0
60,000		Spectra Energy Partners L.P., 3.500%, 03/15/25	56,153	0.0
170,000		Statoil ASA, 2.450%, 01/17/23	162,390	0.1
50,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	45,575	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
40,000		Sunoco Logistics Partners Operations L.P., 5.350%, 05/15/45	$32,630	0.0
175,000		Tesoro Logistics L.P. / Tesoro Logistics Finance Corp., 6.125%, 10/15/21	172,812	0.1
90,000		Transocean, Inc., 4.300%, 10/15/22	56,025	0.0
53,000		Williams Cos, Inc., 4.550%, 06/24/24	42,112	0.0
125,000		Williams Partners L.P., 3.600%, 03/15/22	115,256	0.0
150,000	#	YPF SA, 8.500%, 07/28/25	130,875	0.1
200,000	#	YPF SA, 8.875%, 12/19/18	197,000	0.1
			4,925,838	1.1

		Financial: 2.8%
184,000		Abbey National Treasury Services PLC/London, 2.375%, 03/16/20	185,017	0.1
200,000	#	ABN AMRO Bank NV, 4.750%, 07/28/25	198,971	0.1
277,000		Aegon NV, 2.619%, 07/29/49	221,320	0.1
57,000		American International Group, Inc., 3.750%, 07/10/25	58,025	0.0
7,000		American International Group, Inc., 8.175%, 05/15/68	9,275	0.0
30,000		Air Lease Corp., 3.750%, 02/01/22	29,887	0.0
57,000		Air Lease Corp., 3.875%, 04/01/21	57,855	0.0
186,000		Air Lease Corp., 4.250%, 09/15/24	182,745	0.1
99,000		American Tower Corp., 3.400%, 02/15/19	101,994	0.0
62,000		American Tower Corp., 4.500%, 01/15/18	65,260	0.0
65,000		American Tower Corp., 5.000%, 02/15/24	68,434	0.0
36,000		AvalonBay Communities, Inc., 3.500%, 11/15/24	35,967	0.0
52,000		Bank of America Corp., 3.300%, 01/11/23	51,771	0.0
103,000		Bank of America Corp., 3.875%, 08/01/25	104,656	0.0
50,000		Bank of America Corp., 3.950%, 04/21/25	48,758	0.0
66,000		Bank of America Corp., 4.125%, 01/22/24	69,143	0.0
71,000		Bank of America Corp., 4.100%, 07/24/23	73,917	0.0
70,000		Bank of America Corp., 4.250%, 10/22/26	69,386	0.0
72,000		Bank of America Corp., 4.200%, 08/26/24	72,001	0.0
125,000		Bank of America Corp., 4.000%, 04/01/24	128,943	0.0
30,000		Bank of America Corp., 4.750%, 04/21/45	28,884	0.0
200,000	#	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 2.300%, 03/05/20	199,098	0.1
197,000	#	Barclays Bank PLC, 6.050%, 12/04/17	213,263	0.1
90,000	#	BNP Paribas SA, 4.375%, 09/28/25	87,958	0.0
200,000	#	BPCE SA, 5.150%, 07/21/24	203,710	0.1
200,000	#	BPCE SA, 5.700%, 10/22/23	211,337	0.1
85,000		CBRE Services, Inc., 5.250%, 03/15/25	86,363	0.0
100,000		Citigroup, Inc., 1.800%, 02/05/18	99,960	0.0
138,000		Citigroup, Inc., 4.000%, 08/05/24	136,833	0.0
184,000		Citigroup, Inc., 5.500%, 09/13/25	201,253	0.1
40,000		Citigroup, Inc., 6.675%, 09/13/43	49,179	0.0
500,000		Citizens Bank NA/Providence RI, 2.450%, 12/04/19	499,543	0.1
116,000		Comerica, Inc., 3.800%, 07/22/26	115,998	0.0
260,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.375%, 08/04/25	260,812	0.1
46,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 4.500%, 01/11/21	50,800	0.0
84,000		Corporate Office Properties L.P., 3.700%, 06/15/21	82,508	0.0
200,000	#	Credit Agricole SA, 4.375%, 03/17/25	193,445	0.1
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	215,875	0.1
132,000	#	Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	131,778	0.0
69,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	67,170	0.0
77,000	#	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/22	77,188	0.0
250,000		Credit Suisse/New York NY, 1.750%, 01/29/18	250,107	0.1
262,000		Deutsche Bank AG/London, 1.875%, 02/13/18	261,277	0.1
117,000		Discover Financial Services, 5.200%, 04/27/22	125,110	0.0
139,000		Equity One, Inc., 3.750%, 11/15/22	136,401	0.0
50,000		Essex Portfolio L.P., 3.500%, 04/01/25	48,675	0.0
100,000		Fifth Third Bancorp., 8.250%, 03/01/38	145,651	0.0
116,000		Fifth Third Bancorp, 4.500%, 06/01/18	123,499	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
160,000		General Electric Capital Corp., 4.375%, 09/16/20	$176,652	0.1
100,000		General Electric Capital Corp., 6.250%, 12/15/49	108,625	0.0
100,000		General Electric Capital Corp., 7.125%, 12/15/49	115,625	0.0
107,000		Goldman Sachs Group, Inc., 2.600%, 04/23/20	107,273	0.0
89,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	90,859	0.0
48,000		Goldman Sachs Group, Inc., 4.800%, 07/08/44	48,799	0.0
42,000		Goldman Sachs Group, Inc., 5.150%, 05/22/45	41,404	0.0
135,000		Goldman Sachs Group, Inc., 5.250%, 07/27/21	150,684	0.0
76,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	90,872	0.0
129,000		Hartford Financial Services Group, Inc., 6.625%, 03/30/40	166,611	0.1
100,000	#	HBOS PLC, 6.750%, 05/21/18	110,476	0.0
74,000		HCP, Inc., 3.875%, 08/15/24	72,560	0.0
116,000		HCP, Inc., 4.250%, 11/15/23	116,983	0.0
70,000		HCP, Inc., 4.000%, 06/01/25	68,924	0.0
200,000		HSBC Holdings PLC, 6.375%, 03/29/49	191,250	0.1
76,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	76,854	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	199,753	0.1
400,000		Intesa Sanpaolo SpA, 3.875%, 01/15/19	414,888	0.1
103,000		JPMorgan Chase & Co., 1.625%, 05/15/18	102,408	0.0
70,000		JPMorgan Chase & Co., 3.875%, 09/10/24	69,488	0.0
84,000		JPMorgan Chase & Co., 3.900%, 07/15/25	86,034	0.0
72,000		JPMorgan Chase & Co., 4.125%, 12/15/26	71,909	0.0
75,000		JPMorgan Chase & Co., 6.100%, 10/29/49	74,606	0.0
184,000		JPMorgan Chase & Co., 6.000%, 12/29/49	181,585	0.1
62,000		JPMorgan Chase & Co., 6.125%, 12/29/49	62,000	0.0
70,000		Kimco Realty Corp., 3.125%, 06/01/23	68,076	0.0
250,000		Manufacturers & Traders Trust Co., 2.100%, 02/06/20	248,676	0.1
400,000	#	Mizuho Bank Ltd., 3.200%, 03/26/25	392,704	0.1
120,000		Morgan Stanley, 2.800%, 06/16/20	120,943	0.0
51,000		Morgan Stanley, 3.750%, 02/25/23	52,173	0.0
186,000		Morgan Stanley, 3.875%, 04/29/24	190,262	0.1
45,000		Morgan Stanley, 3.950%, 04/23/27	43,459	0.0
85,000		Morgan Stanley, 4.100%, 05/22/23	86,514	0.0
90,000		Morgan Stanley, 4.000%, 07/23/25	92,130	0.0
115,000		MPT Operating Partnership L.P./MPT Finance Corp., 6.375%, 02/15/22	120,606	0.0
70,000		Principal Financial Group, Inc., 3.400%, 05/15/25	69,038	0.0
55,000		Sabra Health Care L.P. / Sabra Capital Corp., 5.500%, 02/01/21	57,475	0.0
50,000		Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	49,147	0.0
200,000	#	Santander UK Group Holdings PLC, 4.750%, 09/15/25	198,716	0.1
70,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.250%, 10/28/25	67,487	0.0
73,000	#	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	72,092	0.0
85,000		Simon Property Group L.P., 3.500%, 09/01/25	85,258	0.0
129,000		Simon Property Group L.P., 4.250%, 10/01/44	125,658	0.0
250,000		Sumitomo Mitsui Banking Corp., 2.450%, 01/16/20	251,638	0.1
200,000	#	Swedbank AB, 2.200%, 03/04/20	199,740	0.1
60,000		Synchrony Financial, 2.700%, 02/03/20	59,385	0.0
90,000	#	UBS Group Funding Jersey Ltd., 4.125%, 09/24/25	89,819	0.0
30,000		Washington Real Estate Investment Trust, 3.950%, 10/15/22	30,261	0.0
60,000		Wells Fargo & Co., 3.900%, 05/01/45	55,449	0.0
178,000		Wells Fargo & Co., 4.100%, 06/03/26	179,885	0.1
71,000		Wells Fargo & Co., 4.650%, 11/04/44	69,924	0.0
65,000		Wells Fargo & Co., 5.900%, 12/29/49	65,163	0.0
63,000		Wells Fargo & Co., 4.300%, 07/22/27	64,326	0.0
60,000		XLIT Ltd., 5.500%, 03/31/45	56,701	0.0
			12,396,827	2.8

		Industrial: 0.3%
80,000	#	AP Moeller - Maersk A/S, 2.550%, 09/22/19	80,596	0.0
56,000		Burlington Northern Santa Fe LLC, 4.550%, 09/01/44	55,179	0.0
125,000		Case New Holland, Inc., 7.875%, 12/01/17	132,500	0.1
30,000		Cummins, Inc., 4.875%, 10/01/43	32,199	0.0
75,000		Eaton Corp., 1.500%, 11/02/17	74,955	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
87,000		Eaton Corp., 4.150%, 11/02/42	$80,674	0.0
146,000		Emerson Electric Co., 2.625%, 12/01/21	147,676	0.1
61,000		General Dynamics Corp., 2.250%, 11/15/22	58,583	0.0
42,000		Harris Corp., 3.832%, 04/28/25	41,218	0.0
107,000		Ingersoll-Rand Global Holding Co. Ltd., 4.250%, 06/15/23	111,060	0.0
87,000		Jabil Circuit, Inc., 7.750%, 07/15/16	90,262	0.0
90,000		Lockheed Martin Corp., 3.800%, 03/01/45	82,071	0.0
100,000	#	Sanmina Corp., 4.375%, 06/01/19	100,750	0.0
150,000	#	Siemens Financieringsmaatschappij NV, 2.900%, 05/27/22	150,847	0.1
60,000	#	Siemens Financieringsmaatschappij NV, 3.250%, 05/27/25	60,151	0.0
47,000		Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	47,034	0.0
50,000		Tyco International Finance SA, 3.900%, 02/14/26	50,756	0.0
			1,396,511	0.3

		Technology: 0.6%
55,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	58,025	0.0
146,000		Apple Inc., 1.000%, 05/03/18	145,383	0.1
180,000		Apple, Inc., 1.550%, 02/07/20	178,177	0.1
90,000		Apple, Inc., 2.150%, 02/09/22	87,841	0.0
30,000		Apple, Inc., 2.500%, 02/09/25	28,544	0.0
180,000		Apple, Inc., 3.200%, 05/13/25	181,408	0.1
50,000		Applied Materials, Inc., 3.900%, 10/01/25	49,914	0.0
85,000	#	Audatex North America, Inc., 6.000%, 06/15/21	85,488	0.0
73,000		Fidelity National Information Services, Inc., 3.500%, 04/15/23	69,491	0.0
100,000		Hewlett-Packard Co., 2.600%, 09/15/17	101,531	0.1
119,000		HP Enterprise Co., 2.479%, 10/05/17	118,933	0.0
90,000		HP Enterprise Co., 2.895%, 10/05/18	89,885	0.0
20,000		HP Enterprise Co., 4.900%, 10/15/25	19,945	0.0
40,000		HP Enterprise Co., 6.200%, 10/15/35	39,977	0.0
40,000		HP Enterprise Co., 6.350%, 10/15/45	39,973	0.0
30,000		HP Enterprise Co., 3.600%, 10/15/20	29,992	0.0
30,000		HP Enterprise Co., 4.400%, 10/15/22	29,941	0.0
90,000		Intel Corp., 3.700%, 07/29/25	92,579	0.0
90,000		International Business Machines Corp., 1.125%, 02/06/18	89,813	0.0
70,000		KLA-Tencor Corp., 4.125%, 11/01/21	71,270	0.0
40,000		Microsoft Corp., 2.375%, 02/12/22	39,947	0.0
50,000		Microsoft Corp., 3.500%, 02/12/35	46,612	0.0
200,000	#	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	208,750	0.1
169,000		Oracle Corp., 2.950%, 05/15/25	165,039	0.1
66,000		Oracle Corp., 3.625%, 07/15/23	68,782	0.0
83,000		Oracle Corp., 4.125%, 05/15/45	78,562	0.0
90,000		Qualcomm, Inc., 4.800%, 05/20/45	78,922	0.0
80,000		QUALCOMM, Inc., 3.450%, 05/20/25	75,666	0.0
60,000	#	Seagate HDD Cayman, 4.875%, 06/01/27	55,956	0.0
91,000		Xerox Corp., 2.750%, 09/01/20	88,133	0.0
			2,514,479	0.6

		Utilities: 0.6%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	226,788	0.1
62,000		Berkshire Hathaway Energy Co., 3.500%, 02/01/25	62,493	0.0
225,000	#	Calpine Corp., 6.000%, 01/15/22	234,281	0.1
50,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/42	45,926	0.0
58,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	66,066	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	98,912	0.0
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	208,000	0.1
107,000		Entergy Texas, Inc., 7.125%, 02/01/19	123,939	0.1
60,000		Exelon Corp., 2.850%, 06/15/20	60,595	0.0
79,000		FirstEnergy Corp., 2.750%, 03/15/18	79,261	0.0
190,000		FirstEnergy Corp., 4.250%, 03/15/23	191,349	0.1
98,000		Indiana Michigan Power, 7.000%, 03/15/19	113,420	0.0
107,000	#	Jersey Central Power & Light Co., 4.300%, 01/15/26	107,656	0.0
279,000		Metropolitan Edison, 7.700%, 01/15/19	325,051	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
26,000		Nevada Power Co., 7.125%, 03/15/19	$30,267	0.0
109,000		NextEra Energy Capital Holdings, Inc., 2.700%, 09/15/19	109,865	0.0
104,000		NextEra Energy Capital Holdings, Inc., 3.625%, 06/15/23	105,206	0.0
58,000		Nisource Finance Corp., 5.950%, 06/15/41	67,709	0.0
54,000		Pacific Gas & Electric Co., 3.400%, 08/15/24	54,279	0.0
83,000		Southwestern Electric Power, 5.550%, 01/15/17	87,347	0.0
89,000		TransAlta Corp., 4.500%, 11/15/22	87,461	0.0
			2,485,871	0.6

	Total Corporate Bonds/Notes (Cost $42,320,792)		42,029,948	9.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.5%
167,407		Alternative Loan Trust 2005-10CB 1A1, 0.694%, 05/25/35	141,828	0.0
224,309		Alternative Loan Trust 2005-51 3A2A, 1.489%, 11/20/35	199,013	0.1
273,152		Alternative Loan Trust 2005-J2, 0.594%, 04/25/35	229,245	0.1
56,209		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/36	48,173	0.0
238,445		Alternative Loan Trust 2006-19CB A12, 0.594%, 08/25/36	172,589	0.1
194,192		Alternative Loan Trust 2007-2CB, 0.794%, 03/25/37	136,244	0.0
162,258		American Home Mortgage Assets Trust 2006-3 2A11, 1.139%, 10/25/46	118,141	0.0
190,000	#	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, 2.198%, 01/15/28	187,657	0.1
83,016		Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	83,606	0.0
250,000		Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.734%, 06/10/49	257,922	0.1
120,000		Banc of America Commercial Mortgage Trust 2007-3 B, 5.734%, 06/10/49	122,144	0.0
180,000		Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.002%, 02/10/51	185,722	0.1
30,000	#	Banc of America Commercial Mortgage Trust 2007-4 B, 6.002%, 02/10/51	30,721	0.0
500,000	^	Banc of America Commercial Mortgage Trust 2015-UBS7 XA, 0.947%, 09/15/48	32,996	0.0
190,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.582%, 07/10/42	192,890	0.1
74,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.953%, 03/11/41	81,180	0.0
38,842		Banc of America Mortgage 2005-J Trust 2A4, 2.715%, 11/25/35	36,059	0.0
51,060	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.235%, 11/10/38	51,237	0.0
3,700,000	#,^	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/33	192,915	0.1
110,193		Bear Stearns Adjustable Rate Mortgage Trust, 2.761%, 07/25/36	93,453	0.0
149,293		Bear Stearns ALT-A Trust 2005-10 22A1, 2.553%, 01/25/36	129,807	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.101%, 06/11/41	209,322	0.1
70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	76,453	0.0
130,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.882%, 11/11/41	142,310	0.0
1,577		Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	1,576	0.0
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.923%, 02/13/42	147,240	0.1
120,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.291%, 10/12/42	119,894	0.0
220,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22 E, 5.795%, 04/12/38	222,703	0.1
110,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.795%, 04/12/38	113,974	0.0
214,347	#	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	229,309	0.1
40,000	#	Bellemeade Re Ltd. 2015-1A M2, 4.489%, 07/25/25	40,050	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
82,484		ChaseFlex Trust Series 2006-2 A3, 5.140%, 09/25/36	$75,534	0.0
50,000	#	Citigroup Commercial Mortgage Trust 2012-GC8, 5.040%, 09/10/45	49,662	0.0
281,932		Citigroup Mortgage Loan Trust 2006-AR2, 2.536%, 03/25/36	260,305	0.1
143,996		Citigroup Mortgage Loan Trust, Inc., 2.905%, 09/25/37	130,646	0.0
111,850		CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/36	101,089	0.0
110,000	#	COMM 2004-LNB2 H Mortgage Trust H, 6.269%, 03/10/39	120,883	0.0
1,818,771	#,^	COMM 2012 - LTRT XA Mortgage Trust, 1.065%, 10/05/30	98,254	0.0
625,762	^	COMM 2013-LC6 XA Mortgage Trust, 1.893%, 01/10/46	46,477	0.0
747,332	^	Commercial Mortgage Pass Through Certificates, 1.566%, 04/10/47	55,649	0.0
80,000	#	Commercial Mortgage Trust 2004-GG1 F, 6.238%, 06/10/36	81,278	0.0
90,000		Commercial Mortgage Trust 2007-GG11 AJ, 6.252%, 12/10/49	92,493	0.0
2,380,000	#,^	Commercial Mortgage Trust, 0.748%, 10/15/45	93,524	0.0
935,316	^	Commercial Mortgage Trust, 2.041%, 08/15/45	82,541	0.0
60,000		Commercial Mortgage Trust, 5.289%, 07/15/44	59,959	0.0
17,887		Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.694%, 11/25/35	11,548	0.0
218,133		Countrywide Alternative Loan Trust, 0.314%, 06/25/36	190,774	0.1
143,986		Countrywide Alternative Loan Trust, 5.500%, 12/25/35	130,740	0.0
70,000	#	Credit Suisse Commercial Mortgage Trust Series 2006-K1 K, 5.415%, 02/25/21	70,251	0.0
10,865	#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	10,868	0.0
50,000	#	Credit Suisse First Boston Mortgage Securities Corp., 6.467%, 05/15/36	56,117	0.0
46,212	#	Credit Suisse Mortgage Capital Certificates 2009-3R 30A1, 2.380%, 07/27/37	46,383	0.0
716,844	#,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.528%, 11/10/46	11,215	0.0
314,087		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.314%, 08/25/36	253,155	0.1
469,496		Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.384%, 10/25/36	271,841	0.1
60,000	#	DRB Prime Student Loan Trust 2015-B A2, 3.170%, 07/25/31	59,990	0.0
80,000		Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.094%, 07/25/24	72,682	0.0
70,000		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.194%, 05/25/25	66,751	0.0
66,000		Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.494%, 02/25/25	64,434	0.0
440,000		Fannie Mae Connecticut Avenue Securities, 5.094%, 11/25/24	441,905	0.1
60,000		Fannie Mae Connecticut Avenue Securities, 5.194%, 11/25/24	60,523	0.0
1,919,217	^	Fannie Mae Series 2011-M3 X, 0.135%, 07/25/21	27,960	0.0
131,234		First Horizon Alternative Mortgage Securities, 0.494%, 12/25/36	74,042	0.0
131,234	^	First Horizon Alternative Mortgage Securities, 6.506%, 12/25/36	36,827	0.0
37,597		First Horizon Alternative Mortgage Securities, 6.000%, 08/25/36	31,048	0.0
1,781,483	^	Freddie Mac Series K704 X1, 2.123%, 08/25/18	85,812	0.0
100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.944%, 10/25/24	101,245	0.0
30,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.394%, 03/25/25	30,026	0.0
110,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.994%, 03/25/25	106,990	0.0
180,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 3.794%, 04/25/24	169,293	0.1
290,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.344%, 01/25/25	289,687	0.1
200,000		Freddie Mac Structured Agency Credit Risk Debt Notes, 4.744%, 10/25/24	200,505	0.1
7,318,018	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	36,451	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
30,000		GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Trust, 5.044%, 12/10/41	$30,854	0.0
68,614		GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.404%, 04/25/36	51,987	0.0
947,535	^	GS Mortgage Securities Corp. II, 2.714%, 05/10/45	91,255	0.0
100,000	#	GS Mortgage Securities Trust 2010-C2, 5.359%, 12/10/43	104,786	0.0
39,768		HomeBanc Mortgage Trust 2006-2 A1, 0.374%, 12/25/36	35,256	0.0
105,120		Homebanc Mortgage Trust, 0.434%, 07/25/35	97,479	0.0
152,804		Homebanc Mortgage Trust, 1.054%, 08/25/29	144,700	0.0
125,046		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.404%, 04/25/46	99,140	0.0
90,000		JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP8 B, 5.520%, 05/15/45	91,500	0.0
1,000,000	#,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.443%, 12/15/47	22,730	0.0
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.740%, 05/15/41	41,660	0.0
3,117,436	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.752%, 01/15/46	60,273	0.0
30,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	29,825	0.0
40,000		JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.496%, 06/12/41	39,293	0.0
156,424		JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.040%, 10/15/42	156,386	0.1
90,000		JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	90,108	0.0
1,471,476	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.923%, 06/15/45	98,996	0.0
137,942		JP Morgan Mortgage Trust 2005-A4 B1, 2.509%, 07/25/35	125,388	0.0
1,576,791	^	JPMBB Commercial Mortgage Securities Trust 2013-C14, 1.132%, 08/15/46	59,423	0.0
1,283,530	^	JPMBB Commercial Mortgage Securities Trust, 1.425%, 04/15/47	64,247	0.0
1,355,864	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	13,253	0.0
190,000	#	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.462%, 02/15/40	189,354	0.1
140,000		LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	142,956	0.0
30,000	#	LB-UBS Commercial Mortgage Trust 2005-C5 G, 5.350%, 09/15/40	30,283	0.0
60,000		LB-UBS Commercial Mortgage Trust 2005-C7 E, 5.350%, 11/15/40	61,761	0.0
130,000		LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.049%, 06/15/38	132,454	0.0
40,000		LB-UBS Commercial Mortgage Trust 2006-C4 E, 6.049%, 06/15/38	39,829	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.095%, 09/15/39	61,085	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.095%, 09/15/39	60,824	0.0
60,000	#	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.095%, 09/15/39	60,033	0.0
7,655,975	#,^	LB-UBS Commercial Mortgage Trust, 0.851%, 11/15/38	54,023	0.0
30,894		LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	30,920	0.0
90,000	#	LB-UBS Commercial Mortgage Trust, 5.244%, 10/15/36	94,054	0.0
180,000	#	LB-UBS Commercial Mortgage Trust, 6.095%, 09/15/39	184,744	0.1
85,912	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	86,194	0.0
107,502		Lehman XS Trust Series 2005-5N 1A2, 0.554%, 11/25/35	87,117	0.0
213,183		Lehman XS Trust Series 2006-14N 2A, 0.394%, 09/25/46	172,317	0.1
60,000		Merrill Lynch Mortgage Investors Trust Series 1998-C1-CTL E, 6.750%, 11/15/26	66,144	0.0
100,000	#	Merrill Lynch Mortgage Trust 2005-MKB2 E, 6.270%, 09/12/42	106,560	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
40,000		Merrill Lynch Mortgage Trust 2006-C2 AJ, 5.802%, 08/12/43	$40,306	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 D, 5.564%, 09/15/47	107,462	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1 E, 5.564%, 09/15/47	105,903	0.0
130,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.564%, 09/15/47	144,812	0.1
303,406	#	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	303,210	0.1
200,000	#	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	181,740	0.1
51,494		Opteum Mortgage Acceptance Corp. Trust 2006-1 1APT, 0.404%, 04/25/36	44,776	0.0
47,825		Prime Mortgage Trust, 5.500%, 03/25/37	43,395	0.0
98,364	#	SoFi Professional Loan Program 2015-C LLC A2, 2.510%, 08/25/33	98,626	0.0
179,311	#	Springleaf Mortgage Loan Trust 2013-3A A, 1.870%, 09/25/57	179,666	0.1
101,224		Structured Asset Mortgage Investments, Inc., 0.696%, 04/19/35	94,324	0.0
150,000	#	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	153,774	0.1
947,207	#,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.265%, 08/10/49	92,489	0.0
19,796	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17 G, 5.806%, 03/15/42	19,801	0.0
190,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.900%, 05/15/43	190,484	0.1
170,000		Wachovia Bank Commercial Mortgage Trust Series, 5.900%, 05/15/43	171,991	0.1
73,888		WaMu Mortgage Pass Through Certificates, 1.819%, 10/25/36	62,367	0.0
15,989		WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 2.316%, 10/25/36	14,402	0.0
266,181		WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust 3A1, 3.831%, 12/25/36	243,439	0.1
56,689		WaMu Mortgage Pass-Through Certificates Series 2006-AR6 Trust, 4.322%, 08/25/36	51,006	0.0
153,810		WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.400%, 08/25/46	132,968	0.0
277,509		WaMu Mortgage Pass-Through Certificates Series 2007-HY1 Trust 3A2, 4.336%, 02/25/37	258,364	0.1
128,502		WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 2.290%, 12/25/36	116,428	0.0
40,784		WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 1.975%, 04/25/37	35,695	0.0
177,140		WaMu Mortgage Pass-Through Certificates, 2.234%, 07/25/37	151,803	0.1
116,990		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.624%, 06/25/37	85,180	0.0
952,696	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.231%, 10/15/45	88,555	0.0
295,014		Wells Fargo Mortgage Backed Securities Trust 2005-AR14 A1, 2.722%, 08/25/35	292,261	0.1
100,168		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust 1A6, 2.736%, 09/25/35	95,836	0.0
89,079		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A1, 2.713%, 10/25/36	85,168	0.0
19,966		Wells Fargo Mortgage Backed Securities 2006-AR17 Trust A2, 2.713%, 10/25/36	19,089	0.0
101,350		Wells Fargo Mortgage Backed Securities 2006-AR7 Trust 2A1, 2.653%, 05/25/36	96,876	0.0
96,100		Wells Fargo Mortgage Backed Securities 2006-AR8 Trust 3A2, 2.599%, 04/25/36	93,559	0.0
109,227		Wells Fargo Mortgage Backed Securities 2007-AR7 Trust A1, 2.641%, 12/28/37	101,750	0.0
88,843		Wells Fargo Mortgage Backed Securities Trust, 5.705%, 04/25/36	87,343	0.0
715,854	#,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.336%, 08/15/45	63,528	0.0

	Total Collateralized Mortgage Obligations (Cost $15,496,526)		15,741,297	3.5

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.5%
		Federal Home Loan Mortgage Corporation: 2.4%##
28,735		2.500%, due 05/01/30	$29,363	0.0
29,166		2.500%, due 05/01/30	29,795	0.0
39,402		2.500%, due 06/01/30	40,253	0.0
338,000	W	2.500%, due 10/01/30	344,589	0.1
1,614,000	W	3.000%, due 10/01/44	1,630,683	0.4
55,847		3.000%, due 03/01/45	56,646	0.0
56,407		3.000%, due 03/01/45	57,178	0.0
334,727		3.000%, due 04/01/45	339,302	0.1
253,435		3.000%, due 04/01/45	257,056	0.1
625,000		3.000%, due 09/01/45	632,231	0.2
939,143	^	3.500%, due 05/15/30	84,564	0.0
477,000	W	3.500%, due 02/15/41	495,279	0.1
113,511		3.500%, due 03/01/45	118,536	0.0
484,422		4.000%, due 12/01/41	517,259	0.1
28,375		4.000%, due 05/01/45	30,277	0.0
62,000		4.000%, due 09/01/45	66,197	0.0
132,000		4.000%, due 09/01/45	140,935	0.0
276,000		4.000%, due 09/01/45	294,683	0.1
85,000		4.000%, due 09/01/45	90,668	0.0
97,000		4.000%, due 09/01/45	103,566	0.0
73,000		4.000%, due 09/01/45	77,942	0.0
1,109,764	^	4.500%, due 04/15/40	155,503	0.0
498,603		4.500%, due 08/01/41	541,527	0.1
902,901		4.500%, due 09/01/41	979,779	0.2
38,950		4.500%, due 01/15/42	43,266	0.0
71,594		5.000%, due 12/15/17	74,065	0.0
151,489		5.000%, due 02/15/35	166,527	0.0
155,148	^	5.192%, due 03/15/33	172,457	0.0
207,523		5.500%, due 12/15/32	231,219	0.1
60,197		5.500%, due 09/15/34	67,131	0.0
377,946	^	5.500%, due 10/15/35	90,856	0.0
454,121		5.500%, due 02/15/36	504,314	0.1
188,752		5.500%, due 06/15/37	212,470	0.1
12,248		5.500%, due 07/01/37	13,757	0.0
197,438		5.500%, due 07/15/37	219,619	0.1
169,692		6.000%, due 12/15/28	193,019	0.1
259,786		6.000%, due 01/15/29	297,114	0.1
269,953		6.000%, due 07/15/32	306,782	0.1
306,199		6.000%, due 10/15/37	338,507	0.1
2,382,934	^	6.393%, due 06/15/41	382,883	0.1
8,417		6.500%, due 12/01/31	9,630	0.0
605,822	^	7.544%, due 05/15/29	127,694	0.0
54,597		21.808%, due 04/15/41	107,221	0.0
			10,672,342	2.4

		Federal National Mortgage Association: 3.3%##
623,244		0.694%, due 12/25/40	628,391	0.1
130,126		0.714%, due 03/25/37	131,371	0.0
60,323		2.000%, due 11/25/42	60,510	0.0
298,000	W	2.500%, due 07/25/27	303,825	0.1
48,790		2.500%, due 05/01/30	49,835	0.0
97,315		2.500%, due 06/01/30	99,358	0.0
136,081		2.500%, due 06/01/30	138,939	0.0
39,065		2.500%, due 07/01/30	39,885	0.0
295,000	W	3.000%, due 09/25/26	306,719	0.1
189,452		3.000%, due 09/01/30	197,966	0.0
2,176,200	^	3.000%, due 02/25/33	353,281	0.1
359,140		3.000%, due 01/25/38	374,514	0.1
263,000	W	3.000%, due 06/25/42	266,555	0.1
495,183		3.000%, due 07/01/43	503,495	0.1
710,717		3.000%, due 07/01/43	723,740	0.2
492,677		3.000%, due 04/01/45	500,202	0.1
3,765,000	W	3.500%, due 02/25/42	3,927,777	0.9
45,587		4.000%, due 07/01/42	48,794	0.0
334,380		4.000%, due 07/01/42	357,936	0.1
294,000	W	4.000%, due 10/01/44	313,627	0.1
78,667		4.000%, due 06/01/45	84,136	0.0
109,677		4.000%, due 06/01/45	117,641	0.0
954,288	^	4.500%, due 07/25/30	143,671	0.0
212,000	W	4.500%, due 10/15/35	229,844	0.1
89,625		4.500%, due 11/01/40	97,508	0.0
242,825		4.500%, due 10/01/41	264,052	0.1
886,554		4.500%, due 05/01/44	963,117	0.2
79,164		5.000%, due 06/01/33	87,658	0.0
40,215		5.000%, due 07/25/34	40,646	0.0
107,745		5.000%, due 07/01/35	119,353	0.0
19,045		5.000%, due 02/01/36	21,001	0.0
6,937		5.000%, due 07/01/36	7,676	0.0
220,338		5.000%, due 07/01/37	244,015	0.1
172,749		5.000%, due 07/01/37	191,341	0.0
252,207		5.000%, due 11/01/40	279,971	0.1
78,693		5.000%, due 05/01/41	86,980	0.0
98,888		5.000%, due 06/01/41	109,301	0.0
182,194		5.000%, due 06/01/41	201,380	0.0
260,584		5.500%, due 12/01/36	293,814	0.1
3,090,999	^	5.956%, due 07/25/33	682,190	0.2
2,523		6.000%, due 06/01/16	2,551	0.0
920		6.000%, due 07/01/16	925	0.0
5,433		6.000%, due 07/01/16	5,499	0.0
772		6.000%, due 08/01/16	781	0.0
1,571		6.000%, due 10/01/16	1,582	0.0
1,325		6.000%, due 10/01/16	1,345	0.0
13,170		6.000%, due 03/01/17	13,481	0.0
2,131		6.000%, due 04/01/17	2,150	0.0
1,794		6.000%, due 04/01/17	1,828	0.0
1,010		6.000%, due 04/01/17	1,012	0.0
13,159		6.000%, due 06/01/17	13,473	0.0
4,249		6.000%, due 09/01/17	4,374	0.0
16,319		6.000%, due 10/01/17	16,753	0.0
10,082		6.000%, due 11/01/17	10,359	0.0
240,202		6.000%, due 04/25/31	272,600	0.1
3,975,367	^	6.376%, due 06/25/36	741,782	0.2
7,875		7.000%, due 06/01/29	8,806	0.0
1,052		7.000%, due 10/01/29	1,247	0.0
3,322		7.000%, due 01/01/32	3,762	0.0
654		7.000%, due 04/01/32	677	0.0
2,328		7.000%, due 05/01/32	2,654	0.0
1,125		7.500%, due 11/01/29	1,158	0.0
3,337		7.500%, due 10/01/30	3,349	0.0
			14,704,163	3.3

		Government National Mortgage Association: 0.8%
10,197,592	^	0.630%, due 07/20/39	232,030	0.1
3,786,212	^	0.681%, due 12/16/43	195,467	0.1
628,000		3.500%, due 07/20/42	656,603	0.2
69,316		3.500%, due 06/20/45	72,769	0.0
127,349		4.000%, due 11/20/40	136,913	0.0
749,881		4.000%, due 03/20/45	800,721	0.2
488,905		4.000%, due 08/20/45	522,150	0.1
2,177,888	^	4.500%, due 05/16/35	71,330	0.0
220,496		4.500%, due 08/20/41	239,831	0.1
124,000		4.750%, due 05/20/39	137,996	0.0
160,000	^	5.000%, due 09/20/40	80,433	0.0
181,228		5.140%, due 10/20/60	195,241	0.0
171,278		5.288%, due 10/20/60	185,404	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Government National Mortgage Association: (continued)
67,937		7.000%, due 05/16/32	$79,097	0.0
			3,605,985	0.8

	Total U.S. Government Agency Obligations (Cost $28,252,545)		28,982,490	6.5

ASSET-BACKED SECURITIES: 1.9%
		Automobile Asset-Backed Securities: 0.3%
40,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	40,178	0.0
70,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	71,822	0.0
90,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	91,042	0.0
190,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	192,795	0.1
40,000		Capital Auto Receivables Asset Trust 2015-2 B, 2.290%, 05/20/20	40,356	0.0
30,000		Capital Auto Receivables Asset Trust 2015-2 C, 2.670%, 08/20/20	30,172	0.0
70,000		CarMax Auto Owner Trust, 1.950%, 09/16/19	70,336	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 B, 2.420%, 07/22/19	50,635	0.0
50,000		GM Financial Automobile Leasing Trust 2015-2 C, 2.990%, 07/22/19	50,609	0.0
40,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	40,332	0.0
120,000	#	Oscar US Funding Trust 2014-1, 2.550%, 12/15/21	123,660	0.1
70,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	70,464	0.0
50,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	51,625	0.0
160,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	164,536	0.1
110,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	114,306	0.0
110,000		Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	110,778	0.0
30,000	#	SunTrust Auto Receivables Trust 2015-1 B, 2.200%, 02/15/21	30,323	0.0
			1,343,969	0.3

		Other Asset-Backed Securities: 1.6%
200,000	#,^	American Homes 4 Rent 2015-SFR2 Trust Class XS, 0.000%, 10/17/45	–	–
500,000	#	Ares XII CLO Ltd. 2007-12A C, 2.329%, 11/25/20	493,107	0.1
250,000	#	Atrium V, 4.033%, 07/20/20	243,348	0.1
28,267	#	AVANT Loans Funding Trust 2015-A A, 4.000%, 08/16/21	28,225	0.0
250,000	#	Black Diamond CLO 2005-1A C, 1.115%, 06/20/17	248,775	0.1
250,000	#	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.564%, 08/13/19	241,593	0.0
250,000	#	Bluemountain CLO III Ltd. 2007-3A C, 1.024%, 03/17/21	241,427	0.0
500,000	#	Carlyle High Yield Partners IX Ltd., 0.736%, 08/01/21	481,418	0.1
20,757		Chase Funding Trust Series 2003-5 2A2, 0.794%, 07/25/33	19,240	0.0
200,000	#	CIFC Funding 2006-I Ltd., 1.887%, 10/20/20	199,962	0.0
200,000	#	CIFC Funding 2006-II Ltd., 1.924%, 03/01/21	196,296	0.0
96,297	#	CIFC Funding 2006-II Ltd., 4.324%, 03/01/21	94,680	0.0
80,407		Citigroup Mortgage Loan Trust 2006-WF1 A2E, 5.380%, 03/25/36	58,731	0.0
250,000	#	ColumbusNova CLO IV Ltd 2007-2A C, 2.539%, 10/15/21	242,876	0.1
500,000	#	ColumbusNova CLO Ltd 2006-2A E, 4.061%, 04/04/18	491,145	0.1
185,999		FBR Securitization Trust, 0.874%, 10/25/35	161,113	0.0
250,000	#	Gulf Stream - Compass CLO 2007-1A D Ltd., 3.744%, 10/28/19	250,091	0.1
98,499	#	HERO Funding Trust 2015-2 A, 3.990%, 09/20/40	98,253	0.0
250,000	#	Katonah IX CLO Ltd., 1.015%, 01/25/19	245,850	0.1
330,000	#	Kingsland III Ltd., 0.979%, 08/24/21	314,869	0.1
250,000	#	Madison Park Funding Ltd., 1.295%, 07/26/21	238,132	0.0
80,000	#	Marketplace Loan Trust Series 2015-AV1 A, 4.000%, 09/15/21	79,823	0.0
250,000	#	Momentum Capital Fund Ltd., 1.687%, 09/18/21	246,223	0.1
250,000	#	MSIM Peconic Bay Ltd., 2.287%, 07/20/19	247,410	0.1
500,000	#	Muir Grove CLO Ltd. 2007-1A B, 2.295%, 03/25/20	485,472	0.1
250,000	#	Northwoods Capital VIII Ltd., 2.294%, 07/28/22	249,158	0.1
300,000	#	Progress Residential 2015-SFR2 Trust E, 4.427%, 06/12/32	287,385	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities: (continued)
	459,851		Securitized Asset Backed Receivables LLC Trust 2006-NC2 A3, 0.434%, 03/25/36	$406,954	0.1
	100,000	#	Springleaf Funding Trust 2015-A A, 3.160%, 11/15/24	101,129	0.0
	250,000	#	St James River CLO Ltd. 2007-1A D, 2.633%, 06/11/21	244,205	0.1
	100,000	#	Telos CLO 2006-1A E Ltd., 4.536%, 10/11/21	100,285	0.0
	50,000	#	Trade MAPS 1 Ltd., 2.453%, 12/10/18	49,645	0.0
				7,086,820	1.6

		Total Asset-Backed Securities (Cost $8,443,011)		8,430,789	1.9

U.S. TREASURY OBLIGATIONS: 3.8%
			U.S. Treasury Bonds: 1.2%
	3,001,000		2.000%, due 08/15/25	2,987,012	0.7
	2,160,000		3.000%, due 05/15/45	2,212,607	0.5
				5,199,619	1.2

			U.S. Treasury Notes: 2.6%
	170,000		0.625%, due 06/30/17	170,116	0.0
	758,000		0.625%, due 08/31/17	758,074	0.2
	1,086,000		0.625%, due 09/30/17	1,085,604	0.2
	2,923,000		1.000%, due 09/15/18	2,930,232	0.7
	102,000		1.375%, due 09/30/18	103,353	0.0
	2,540,000		1.375%, due 09/30/20	2,540,165	0.6
	2,255,000		1.500%, due 07/31/16	2,276,801	0.5
	305,000		1.625%, due 04/30/19	310,629	0.1
	1,087,000		1.750%, due 09/30/22	1,086,831	0.2
	306,500		1.875%, due 05/31/22	309,469	0.1
	20,000		2.125%, due 06/30/22	20,527	0.0
				11,591,801	2.6

		Total U.S. Treasury Obligations (Cost $16,733,305)		16,791,420	3.8

FOREIGN GOVERNMENT BONDS: 1.9%
EUR	1,175,000	#	Austria Government Bond, 1.650%, 10/21/24	1,419,738	0.3
	45,000	L	Brazil Government International Bond, 2.625%, 01/05/23	36,562	0.0
	120,000		Brazil Government International Bond, 8.750%, 02/04/25	140,700	0.0
EUR	10,000		Bundesrepublik Deutschland, 1.000%, 08/15/25	11,614	0.0
EUR	30,000		Bundesschatzanweisungen, -0.260%, 09/15/17	33,691	0.0
EUR	20,000		Bundesschatzanweisungen, -0.250%, 06/16/17	22,444	0.0
EUR	50,000	Z	Bundesschatzanweisungen, 12/11/15	55,899	0.0
CAD	140,000		Canadian Government Bond, 3.500%, 12/01/45	134,492	0.0
	400,000		Colombia Government International Bond, 2.625%, 03/15/23	356,600	0.1
	128,000		Colombia Government International Bond, 8.125%, 05/21/24	156,992	0.0
	200,000	#	Dominican Republic International Bond, 5.500%, 01/27/25	194,000	0.1
	200,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	186,000	0.1
	91,000		Guatemala Government Bond, 8.125%, 10/06/34	116,935	0.0
	184,000		Hungary Government International Bond, 5.375%, 02/21/23	200,516	0.1
	300,000		Indonesia Government International Bond, 8.500%, 10/12/35	378,338	0.1
	90,000		Inter-American Development Bank, 1.375%, 07/15/20	89,935	0.0
	165,000		Lebanon Government International Bond, 6.000%, 01/27/23	163,796	0.1
MXN	6,490,000		Mexican Bonos, 6.500%, 06/10/21	403,926	0.1
	174,000		Petroleos de Venezuela SA, 5.250%, 04/12/17	79,066	0.0
	47,000		Petroleos de Venezuela SA, 9.000%, 11/17/21	17,038	0.0
	400,000	L	Petroleos Mexicanos, 4.500%, 01/23/26	369,760	0.1
	19,000		Petroleos Mexicanos, 4.875%, 01/18/24	18,438	0.0
	39,000		Petroleos Mexicanos, 5.500%, 01/21/21	41,008	0.0
	100,000		Philippine Government International Bond, 7.750%, 01/14/31	142,097	0.0
	50,000		Philippine Government International Bond, 9.500%, 02/02/30	79,675	0.0
	150,000		Romanian Government International Bond, 4.375%, 08/22/23	156,697	0.0
	10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	10,446	0.0
	109,375		Russian Foreign Bond - Eurobond, 7.500%, 03/31/30	128,849	0.0
EUR	1,400,000	#	Spain Government Bond, 1.600%, 04/30/25	1,535,673	0.4
EUR	410,000	#	Spain Government Bond, 2.750%, 10/31/24	494,412	0.1
	324,000		Turkey Government International Bond, 7.375%, 02/05/25	371,263	0.1
GBP	420,000		United Kingdom Gilt, 3.500%, 01/22/45	768,750	0.2

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
74,871	Uruguay Government International Bond, 7.625%, 03/21/36	$92,934	0.0

	Total Foreign Government Bonds (Cost $9,015,251)	8,408,284	1.9

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Exchange Traded Options: 0.0%
100	@	Call on 90-Day Eurodollar, Strike @ 99.500, Exp. 12/14/15	25,000	0.0

		OTC Interest Rate Swaptions: 0.1%
24,620,000	@	Receive a fixed rate equal to 2.905% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 11/13/15 Counterparty: JPMorgan Chase & Co.	272,724	0.1
24,620,000	@	Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.773%, Exp. 11/12/15 Counterparty: Morgan Stanley	21,526	0.0
			294,250	0.1

	Total Purchased Options (Cost $419,706)		319,250	0.1

	Total Long-Term Investments (Cost $429,330,437)		419,988,478	94.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc: 0.4%
983,145	Barclays Capital, Inc., Repurchase Agreement dated 09/30/15, 0.10%, due 10/01/15 (Repurchase Amount $983,148, collateralized by various U.S. Government Securities, 0.000%-4.500%, Market Value plus accrued interest $1,002,808, due 10/15/15-08/15/45)	983,145	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 09/30/15, 0.15%, due 10/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 1.500%-3.625%, Market Value plus accrued interest $1,020,000, due 11/30/19-02/15/44)	1,000,000	0.2
		1,983,145	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.6%
7,133,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.110%††
	(Cost $7,133,000)	7,133,000	1.6

	Total Short-Term Investments (Cost $9,116,145)	9,116,145	2.0

	Total Investments in Securities (Cost $438,446,582)	$429,104,623	96.1
	Assets in Excess of Other Liabilities	17,325,794	3.9
	Net Assets	$446,430,417	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of September 30, 2015.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
@	Non-income producing security.
ADR	American Depositary Receipt
cc	Represents securities purchased with cash collateral received for securities on loan.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at September 30, 2015.
^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

CAD	Canadian Dollar
EUR	EU Euro
GBP	British Pound
MXN	Mexican Peso

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Cost for federal income tax purposes is $439,684,981.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$19,259,004
Gross Unrealized Depreciation	(29,839,362)

Net Unrealized Depreciation	$(10,580,358)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$30,572,925	$5,726,796	$–	$36,299,721
Consumer Staples	16,510,446	5,858,593	–	22,369,039
Energy	12,165,899	2,137,377	–	14,303,276
Financials	36,471,266	12,457,877	–	48,929,143
Health Care	28,313,003	5,964,797	–	34,277,800
Industrials	22,490,007	5,857,395	–	28,347,402
Information Technology	39,671,227	2,305,987	–	41,977,214
Materials	7,116,469	3,304,526	–	10,420,995
Telecommunication Services	2,431,835	2,518,001	–	4,949,836
Utilities	8,134,047	1,944,377	–	10,078,424
Total Common Stock	203,877,124	48,075,726	–	251,952,850
Exchange-Traded Funds	30,600,413	–	–	30,600,413
Mutual Funds	16,602,775	–	–	16,602,775
Preferred Stock	–	128,962	–	128,962
Purchased Options	25,000	294,250	–	319,250
Corporate Bonds/Notes	–	42,029,948	–	42,029,948
Collateralized Mortgage Obligations	–	15,701,247	40,050	15,741,297
Short-Term Investments	7,133,000	1,983,145	–	9,116,145
U.S. Treasury Obligations	–	16,791,420	–	16,791,420
Foreign Government Bonds	–	8,408,284	–	8,408,284
Asset-Backed Securities	–	8,430,789	–	8,430,789
U.S. Government Agency Obligations	–	28,982,490	–	28,982,490
Total Investments, at fair value	$258,238,312	$170,826,261	$40,050	$429,104,623
Other Financial Instruments+
Centrally Cleared Swaps	–	4,236,601	–	4,236,601
Forward Foreign Currency Contracts	–	905,529	–	905,529
Futures	196,985	–	–	196,985
Total Assets	$258,435,297	$175,968,391	$40,050	$434,443,738
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(4,574,253)	$–	$(4,574,253)
Forward Foreign Currency Contracts	–	(734,218)	–	(734,218)
Futures	(345,280)	–	–	(345,280)
Written Options	(58,125)	(504,268)	–	(562,393)
Total Liabilities	$(403,405)	$(5,812,739)	$–	$(6,216,144)

+	Other Financial Instruments are derivatives not reflected in the portfolio of investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2015, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/15	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P	$1,113,245	$11,793,202	$-	$(657,369)	$12,249,078	$421,440	$-	$-
	$1,113,245	$11,793,202	$-	$(657,369)	$12,249,078	$421,440	$-	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

At September 30, 2015, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Canadian Dollar	222,995	Buy	11/06/15	$169,000	$167,070	$(1,930)
Barclays Bank PLC	British Pound	105,252	Buy	11/06/15	162,000	159,193	(2,807)
Citigroup, Inc.	Norwegian Krone	778,557	Buy	11/06/15	95,000	91,400	(3,600)
Citigroup, Inc.	Swedish Krona	547,495	Buy	11/06/15	66,000	65,464	(536)
Citigroup, Inc.	Australian Dollar	193,125	Buy	11/06/15	135,000	135,292	292
Citigroup, Inc.	Norwegian Krone	1,619,988	Buy	11/06/15	197,000	190,180	(6,820)
Citigroup, Inc.	Swedish Krona	4,522,578	Buy	11/06/15	539,000	540,766	1,766
Citigroup, Inc.	New Zealand Dollar	203,368	Buy	11/06/15	129,000	129,672	672
Citigroup, Inc.	Swedish Krona	2,584,425	Buy	11/06/15	308,000	309,020	1,020
Citigroup, Inc.	Mexican Peso	7,448,720	Buy	10/21/15	449,300	439,895	(9,405)
Citigroup, Inc.	Mexican Peso	5,131,598	Buy	10/21/15	309,533	303,054	(6,479)
Citigroup, Inc.	Swiss Franc	169,677	Buy	11/06/15	175,000	174,311	(689)
Citigroup, Inc.	Norwegian Krone	1,047,420	Buy	11/06/15	127,000	122,963	(4,037)
Citigroup, Inc.	Canadian Dollar	105,896	Buy	11/06/15	81,000	79,338	(1,662)
Citigroup, Inc.	Australian Dollar	597,373	Buy	11/06/15	438,434	418,484	(19,950)
Citigroup, Inc.	Australian Dollar	485,746	Buy	11/06/15	355,971	340,284	(15,687)
Citigroup, Inc.	EU Euro	100,609	Buy	11/06/15	111,000	112,482	1,482
Citigroup, Inc.	British Pound	2,062,525	Buy	11/06/15	3,192,872	3,119,563	(73,309)
Citigroup, Inc.	Hong Kong Sar Dollar	83,689	Buy	11/06/15	10,795	10,799	4
Citigroup, Inc.	Thai Baht	4,334,011	Buy	11/06/15	122,212	119,254	(2,958)
Citigroup, Inc.	Israeli New Shekel	191,464	Buy	12/18/15	48,781	48,861	80
Deutsche Bank AG	Australian Dollar	553,443	Buy	11/06/15	391,000	387,709	(3,291)
Deutsche Bank AG	Australian Dollar	1,497,494	Buy	11/06/15	1,048,000	1,049,053	1,053
Deutsche Bank AG	Norwegian Krone	1,664,365	Buy	11/06/15	202,000	195,390	(6,610)
Deutsche Bank AG	EU Euro	191,181	Buy	11/06/15	213,000	213,742	742
Deutsche Bank AG	EU Euro	129,429	Buy	11/06/15	145,000	144,702	(298)
Deutsche Bank AG	Swiss Franc	241,441	Buy	11/06/15	252,000	248,035	(3,965)
Deutsche Bank AG	EU Euro	446,798	Buy	11/06/15	511,000	499,525	(11,475)
Deutsche Bank AG	Norwegian Krone	1,180,315	Buy	11/06/15	146,000	138,564	(7,436)
Deutsche Bank AG	Swiss Franc	126,367	Buy	11/06/15	130,000	129,818	(182)
Deutsche Bank AG	EU Euro	2,238,740	Buy	11/06/15	2,602,000	2,502,933	(99,067)
Deutsche Bank AG	Australian Dollar	214,560	Buy	11/06/15	156,000	150,308	(5,692)
Goldman Sachs & Co.	Mexican Peso	7,446,474	Buy	10/21/15	449,300	439,763	(9,537)
Goldman Sachs & Co.	Mexican Peso	5,130,051	Buy	10/21/15	309,533	302,963	(6,570)
Goldman Sachs & Co.	Canadian Dollar	139,678	Buy	11/06/15	106,000	104,648	(1,352)
Goldman Sachs & Co.	New Zealand Dollar	181,581	Buy	11/06/15	115,000	115,780	780
Goldman Sachs & Co.	Swiss Franc	262,180	Buy	11/06/15	270,000	269,340	(660)
Goldman Sachs & Co.	EU Euro	130,362	Buy	11/06/15	146,000	145,746	(254)
Goldman Sachs & Co.	Norwegian Krone	1,713,504	Buy	11/06/15	208,000	201,159	(6,841)
Goldman Sachs & Co.	Swiss Franc	269,043	Buy	11/06/15	281,000	276,390	(4,610)
Goldman Sachs & Co.	New Zealand Dollar	121,481	Buy	11/06/15	80,015	77,459	(2,556)
Goldman Sachs & Co.	Singapore Dollar	110,734	Buy	11/06/15	79,658	77,718	(1,940)
Goldman Sachs & Co.	Chilean Peso	4,391,763	Buy	12/18/15	6,305	6,263	(42)
Goldman Sachs & Co.	Czech Koruna	1,154,548	Buy	12/18/15	47,801	47,570	(231)
Goldman Sachs & Co.	Turkish Lira	211,898	Buy	12/18/15	68,792	68,349	(443)
HSBC Bank PLC	Malaysian Ringgit	352,023	Buy	11/06/15	87,769	80,113	(7,656)
HSBC Bank PLC	Colombian Peso	995,085	Buy	12/18/15	318	320	2
HSBC Bank PLC	Peruvian Nuevo Sol	11,796	Buy	12/18/15	3,560	3,565	5
JPMorgan Chase & Co.	Mexican Peso	7,452,090	Buy	10/21/15	449,300	440,094	(9,206)
JPMorgan Chase & Co.	Mexican Peso	5,133,920	Buy	10/21/15	309,533	303,191	(6,342)
JPMorgan Chase & Co.	Japanese Yen	150,038,492	Buy	11/06/15	1,259,000	1,251,225	(7,775)
JPMorgan Chase & Co.	Japanese Yen	207,038,786	Buy	11/06/15	1,744,000	1,726,570	(17,430)
JPMorgan Chase & Co.	New Zealand Dollar	234,035	Buy	11/06/15	149,000	149,226	226
JPMorgan Chase & Co.	New Zealand Dollar	253,170	Buy	11/06/15	160,000	161,426	1,426
JPMorgan Chase & Co.	Swiss Franc	219,885	Buy	11/06/15	229,000	225,890	(3,110)
JPMorgan Chase & Co.	Australian Dollar	278,253	Buy	11/06/15	199,000	194,927	(4,073)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Swiss Franc	272,511	Buy	11/06/15	$283,000	$279,953	$(3,047)
JPMorgan Chase & Co.	Norwegian Krone	1,437,999	Buy	11/06/15	173,000	168,815	(4,185)
JPMorgan Chase & Co.	Norwegian Krone	1,049,702	Buy	11/06/15	125,000	123,231	(1,769)
JPMorgan Chase & Co.	Canadian Dollar	469,738	Buy	11/06/15	352,000	351,933	(67)
JPMorgan Chase & Co.	British Pound	121,730	Buy	11/06/15	191,000	184,117	(6,883)
JPMorgan Chase & Co.	EU Euro	492,563	Buy	11/06/15	570,000	550,690	(19,310)
JPMorgan Chase & Co.	EU Euro	422,693	Buy	11/06/15	490,000	472,575	(17,425)
JPMorgan Chase & Co.	EU Euro	198,577	Buy	11/06/15	223,000	222,011	(989)
JPMorgan Chase & Co.	British Pound	205,900	Buy	11/06/15	323,000	311,423	(11,577)
JPMorgan Chase & Co.	Canadian Dollar	422,843	Buy	11/06/15	323,000	316,799	(6,201)
JPMorgan Chase & Co.	Australian Dollar	167,813	Buy	11/06/15	123,000	117,560	(5,440)
JPMorgan Chase & Co.	Swiss Franc	335,340	Buy	11/06/15	344,000	344,498	498
JPMorgan Chase & Co.	Norwegian Krone	806,766	Buy	11/06/15	98,000	94,711	(3,289)
JPMorgan Chase & Co.	Canadian Dollar	1,428,694	Buy	11/06/15	1,100,060	1,070,393	(29,667)
JPMorgan Chase & Co.	Canadian Dollar	352,356	Buy	11/06/15	271,000	263,989	(7,011)
JPMorgan Chase & Co.	Japanese Yen	569,043,455	Buy	11/06/15	4,599,707	4,745,457	145,750
JPMorgan Chase & Co.	Norwegian Krone	6,478,787	Buy	11/06/15	794,620	760,584	(34,036)
JPMorgan Chase & Co.	Swedish Krona	261,976	Buy	11/06/15	30,637	31,324	687
JPMorgan Chase & Co.	Australian Dollar	391,676	Buy	11/06/15	289,000	274,384	(14,616)
JPMorgan Chase & Co.	Canadian Dollar	835,120	Buy	11/06/15	635,222	625,680	(9,542)
JPMorgan Chase & Co.	Indonesian Rupiah	841,602,000	Buy	11/06/15	60,638	56,686	(3,952)
JPMorgan Chase & Co.	Japanese Yen	361,336,569	Buy	11/06/15	2,902,692	3,013,315	110,623
JPMorgan Chase & Co.	South Korean Won	649,483,611	Buy	11/06/15	556,446	547,184	(9,262)
JPMorgan Chase & Co.	Brazilian Real	5,294	Buy	12/18/15	1,349	1,299	(50)
JPMorgan Chase & Co.	Russian Ruble	2,847,623	Buy	12/18/15	40,771	42,350	1,579
JPMorgan Chase & Co.	Swiss Franc	187,733	Buy	11/06/15	194,000	192,860	(1,140)
JPMorgan Chase & Co.	Canadian Dollar	311,726	Buy	11/06/15	236,000	233,549	(2,451)
JPMorgan Chase & Co.	Australian Dollar	168,834	Buy	11/06/15	118,000	118,275	275
JPMorgan Chase & Co.	Norwegian Krone	1,903,917	Buy	11/06/15	230,000	223,512	(6,488)
Morgan Stanley	Japanese Yen	9,755,736	Buy	11/06/15	81,000	81,357	357
Morgan Stanley	British Pound	68,492	Buy	11/06/15	104,000	103,594	(406)
Morgan Stanley	New Zealand Dollar	169,121	Buy	11/06/15	106,000	107,835	1,835
Morgan Stanley	Hungarian Forint	401,990	Buy	12/18/15	1,423	1,433	10
Morgan Stanley	Mexican Peso	12,322,594	Buy	12/18/15	726,476	724,367	(2,109)
Morgan Stanley	Polish Zloty	422,687	Buy	12/18/15	111,161	110,975	(186)
Morgan Stanley	South African Rand	969,568	Buy	12/18/15	69,576	68,993	(583)
Morgan Stanley	EU Euro	123,755	Buy	11/06/15	139,000	138,359	(641)
Morgan Stanley	New Zealand Dollar	326,164	Buy	11/06/15	203,000	207,969	4,969

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Australian Dollar	227,893	Buy	11/06/15	$163,000	$159,648	$(3,352)
Morgan Stanley	EU Euro	87,854	Buy	11/06/15	100,000	98,222	(1,778)
Morgan Stanley	EU Euro	1,122,576	Buy	11/06/15	1,270,712	1,255,050	(15,662)
Morgan Stanley	New Zealand Dollar	549,701	Buy	11/06/15	354,000	350,501	(3,499)
Morgan Stanley	British Pound	194,008	Buy	11/06/15	300,000	293,436	(6,564)
Morgan Stanley	British Pound	571,930	Buy	11/06/15	900,000	865,043	(34,957)
Morgan Stanley	Norwegian Krone	2,401,922	Buy	11/06/15	292,000	281,976	(10,024)
Morgan Stanley	British Pound	51,282	Buy	11/06/15	80,000	77,564	(2,436)
Morgan Stanley	Canadian Dollar	266,239	Buy	11/06/15	203,000	199,469	(3,531)
Morgan Stanley	Swiss Franc	970,082	Buy	11/06/15	987,991	996,575	8,584
Morgan Stanley	Danish Krone	849,772	Buy	11/06/15	125,030	127,366	2,336
Morgan Stanley	EU Euro	12,176,060	Buy	11/06/15	13,358,515	13,612,953	254,438
							$(121,147)

Barclays Bank PLC	British Pound	132,889	Sell	11/06/15	$205,000	$200,994	$4,006
Barclays Bank PLC	Swiss Franc	270,818	Sell	11/06/15	279,000	278,214	786
Barclays Bank PLC	Norwegian Krone	1,384,997	Sell	11/06/15	167,000	162,593	4,407
Barclays Bank PLC	Norwegian Krone	1,899,948	Sell	11/06/15	229,000	223,046	5,954
BNP Paribas Bank	EU Euro	10,909	Sell	11/06/15	12,142	12,197	(55)
Citigroup, Inc.	Australian Dollar	137,549	Sell	11/06/15	97,000	96,358	642
Citigroup, Inc.	EU Euro	197,435	Sell	11/06/15	224,000	220,735	3,265
Citigroup, Inc.	British Pound	155,582	Sell	11/06/15	239,000	235,317	3,683
Citigroup, Inc.	EU Euro	65,118	Sell	11/06/15	73,000	72,803	197
Citigroup, Inc.	Mexican Peso	3,843,420	Sell	10/21/15	224,650	226,979	(2,329)
Citigroup, Inc.	Mexican Peso	3,847,131	Sell	10/21/15	224,650	227,198	(2,548)
Citigroup, Inc.	Mexican Peso	2,647,822	Sell	10/21/15	154,766	156,370	(1,604)
Citigroup, Inc.	Mexican Peso	2,650,379	Sell	10/21/15	154,767	156,523	(1,756)
Citigroup, Inc.	Canadian Dollar	171,099	Sell	11/06/15	129,000	128,189	811
Citigroup, Inc.	Norwegian Krone	839,489	Sell	11/06/15	102,000	98,553	3,447
Citigroup, Inc.	New Zealand Dollar	254,169	Sell	11/06/15	161,000	162,063	(1,063)
Citigroup, Inc.	Swedish Krona	2,371,712	Sell	11/06/15	281,000	283,586	(2,586)
Citigroup, Inc.	Norwegian Krone	698,089	Sell	11/06/15	84,000	81,953	2,047
Citigroup, Inc.	Swedish Krona	1,227,620	Sell	11/06/15	145,000	146,787	(1,787)
Citigroup, Inc.	British Pound	91,424	Sell	11/06/15	141,000	138,279	2,721
Citigroup, Inc.	Canadian Dollar	443,515	Sell	11/06/15	339,000	332,286	6,714
Citigroup, Inc.	EU Euro	96,875	Sell	11/06/15	108,000	108,307	(307)
Citigroup, Inc.	British Pound	357,866	Sell	11/06/15	559,424	541,272	18,152
Citigroup, Inc.	Norwegian Krone	1,059,619	Sell	11/06/15	129,000	124,395	4,605
Deutsche Bank AG	Swiss Franc	516,881	Sell	11/06/15	529,000	530,996	(1,996)
Deutsche Bank AG	EU Euro	212,253	Sell	11/06/15	238,000	237,301	699
Deutsche Bank AG	British Pound	376,253	Sell	11/06/15	579,000	569,082	9,918
Deutsche Bank AG	British Pound	217,707	Sell	11/06/15	332,000	329,281	2,719
Deutsche Bank AG	British Pound	93,148	Sell	11/06/15	142,000	140,885	1,115
Deutsche Bank AG	Norwegian Krone	1,864,249	Sell	11/06/15	220,000	218,856	1,144
Deutsche Bank AG	British Pound	302,284	Sell	11/06/15	471,000	457,204	13,796
Deutsche Bank AG	British Pound	85,411	Sell	11/06/15	131,000	129,185	1,815
Deutsche Bank AG	EU Euro	174,832	Sell	11/06/15	197,000	195,464	1,536
Deutsche Bank AG	EU Euro	92,446	Sell	11/06/15	105,000	103,355	1,645
Deutsche Bank AG	Romanian New Leu	4,811	Sell	12/18/15	1,206	1,215	(9)
Goldman Sachs & Co.	Swedish Krona	2,441,731	Sell	11/06/15	289,000	291,958	(2,958)
Goldman Sachs & Co.	Canadian Dollar	301,565	Sell	11/06/15	228,000	225,935	2,065
Goldman Sachs & Co.	EU Euro	235,789	Sell	11/06/15	272,000	263,614	8,386
Goldman Sachs & Co.	Canadian Dollar	918,717	Sell	11/06/15	694,000	688,312	5,688
Goldman Sachs & Co.	Swedish Krona	1,308,107	Sell	11/06/15	158,000	156,411	1,589
HSBC Bank PLC	Thai Baht	5,104,190	Sell	01/15/16	142,000	140,094	1,906
JPMorgan Chase & Co.	Mexican Peso	3,849,221	Sell	10/21/15	224,650	227,322	(2,672)
JPMorgan Chase & Co.	Mexican Peso	3,847,311	Sell	10/21/15	224,650	227,209	(2,559)
JPMorgan Chase & Co.	Mexican Peso	7,699,301	Sell	10/21/15	449,300	454,694	(5,394)
JPMorgan Chase & Co.	Mexican Peso	2,651,819	Sell	10/21/15	154,767	156,608	(1,841)
JPMorgan Chase & Co.	Mexican Peso	2,650,503	Sell	10/21/15	154,767	156,530	(1,763)
JPMorgan Chase & Co.	Mexican Peso	5,304,229	Sell	10/21/15	309,533	313,249	(3,716)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Canadian Dollar	712,820	Sell	11/06/15	$534,000	$534,052	$(52)
JPMorgan Chase & Co.	British Pound	62,988	Sell	11/06/15	96,000	95,268	732
JPMorgan Chase & Co.	Australian Dollar	1,294,620	Sell	11/06/15	903,000	906,932	(3,932)
JPMorgan Chase & Co.	Australian Dollar	384,624	Sell	11/06/15	272,000	269,444	2,556
JPMorgan Chase & Co.	British Pound	63,856	Sell	11/06/15	99,000	96,581	2,419
JPMorgan Chase & Co.	Canadian Dollar	312,513	Sell	11/06/15	236,000	234,138	1,862
JPMorgan Chase & Co.	Norwegian Krone	710,567	Sell	11/06/15	86,000	83,418	2,582
JPMorgan Chase & Co.	Japanese Yen	15,494,036	Sell	11/06/15	129,000	129,210	(210)
JPMorgan Chase & Co.	British Pound	98,209	Sell	11/06/15	150,000	148,541	1,459
JPMorgan Chase & Co.	Australian Dollar	253,481	Sell	11/06/15	181,000	177,573	3,427
JPMorgan Chase & Co.	New Zealand Dollar	219,481	Sell	11/06/15	141,000	139,946	1,054
JPMorgan Chase & Co.	Japanese Yen	53,340,122	Sell	11/06/15	442,000	444,822	(2,822)
JPMorgan Chase & Co.	Australian Dollar	330,804	Sell	11/06/15	234,000	231,741	2,259
JPMorgan Chase & Co.	Swiss Franc	100,782	Sell	11/06/15	106,000	103,534	2,466
JPMorgan Chase & Co.	EU Euro	2,137,400	Sell	11/06/15	2,461,000	2,389,634	71,366
JPMorgan Chase & Co.	Swiss Franc	292,340	Sell	11/06/15	312,000	300,324	11,676
JPMorgan Chase & Co.	Australian Dollar	713,190	Sell	11/06/15	511,000	499,618	11,382
JPMorgan Chase & Co.	New Zealand Dollar	242,210	Sell	11/06/15	157,000	154,438	2,562
JPMorgan Chase & Co.	Norwegian Krone	4,693,595	Sell	11/06/15	571,000	551,010	19,990
JPMorgan Chase & Co.	Australian Dollar	518,364	Sell	11/06/15	379,000	363,135	15,865
JPMorgan Chase & Co.	EU Euro	357,377	Sell	11/06/15	398,000	399,551	(1,551)
JPMorgan Chase & Co.	British Pound	11,802	Sell	11/06/15	18,393	17,851	542
JPMorgan Chase & Co.	Japanese Yen	40,016,231	Sell	11/06/15	322,000	333,710	(11,710)
JPMorgan Chase & Co.	Swiss Franc	1,242,263	Sell	11/06/15	1,285,046	1,276,188	8,858
JPMorgan Chase & Co.	Swedish Krona	1,535,542	Sell	11/06/15	175,612	183,605	(7,993)
JPMorgan Chase & Co.	Philippine Peso	13,099,050	Sell	12/04/15	279,000	279,083	(83)
JPMorgan Chase & Co.	South Korean Won	476,852,400	Sell	01/15/16	402,000	400,989	1,011
JPMorgan Chase & Co.	New Zealand Dollar	224,640	Sell	11/06/15	146,000	143,235	2,765
JPMorgan Chase & Co.	New Zealand Dollar	398,399	Sell	11/06/15	262,000	254,028	7,972
Morgan Stanley	Canadian Dollar	160,253	Sell	11/06/15	121,000	120,063	937
Morgan Stanley	British Pound	195,621	Sell	11/06/15	302,000	295,876	6,124
Morgan Stanley	Australian Dollar	346,363	Sell	11/06/15	239,000	242,641	(3,641)
Morgan Stanley	EU Euro	111,302	Sell	11/06/15	124,000	124,437	(437)
Morgan Stanley	EU Euro	346,481	Sell	11/06/15	390,000	387,370	2,630
Morgan Stanley	Australian Dollar	234,133	Sell	11/06/15	166,000	164,019	1,981
Morgan Stanley	EU Euro	1,321,228	Sell	11/06/15	1,483,827	1,477,146	6,681
Morgan Stanley	EU Euro	251,524	Sell	11/06/15	279,000	281,206	(2,206)
Morgan Stanley	EU Euro	4,243,327	Sell	11/06/15	4,757,340	4,744,081	13,259

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	New Zealand Dollar	587,678	Sell	11/06/15	$384,070	$374,716	$9,354
Morgan Stanley	Norwegian Krone	8,595,042	Sell	11/06/15	1,041,833	1,009,024	32,809
							$292,458

At September 30, 2015, the following futures contracts were outstanding for Voya Balanced Portfolio:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	7	12/08/15	$1,218,174	$37,294
Australia 10-Year Bond	2	12/15/15	181,670	1,895
Australia 3-Year Bond	5	12/15/15	394,030	2,187
Canada 10-Year Bond	6	12/18/15	637,497	(9,367)
Euro-Bobl 5-Year	31	12/08/15	4,469,199	25,322
Euro-Schatz	28	12/08/15	3,483,848	2,667
Japanese Government Bonds 10-Year Mini	4	12/09/15	494,144	2,060
Long Gilt	9	12/29/15	1,620,967	27,006
S&P 500 E-Mini	264	12/18/15	25,194,840	(189,722)
U.S. Treasury 10-Year Note	19	12/21/15	2,445,953	28,787
U.S. Treasury 2-Year Note	78	12/31/15	17,084,438	20,895
U.S. Treasury Long Bond	15	12/21/15	2,360,156	31,783
U.S. Treasury Ultra Long Bond	17	12/21/15	2,726,906	17,089
			$62,311,822	$(2,104)
Short Contracts
Euro-Bund	(18)	12/08/15	(3,141,497)	(58,131)
U.S. Treasury 5-Year Note	(105)	12/31/15	(12,654,141)	(88,060)
			$(15,795,638)	$(146,191)

At September 30, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.848% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/06/45	EUR	200,000	$(17,803)	$(17,204)
Receive a fixed rate equal to 1.622% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	07/09/45	EUR	200,000	5,161	4,744
Receive a fixed rate equal to 1.488% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/05/45	EUR	400,000	(4,765)	(4,901)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.534%	Chicago Mercantile Exchange	08/06/45	EUR	200,000	(224)	(90)
Receive a fixed rate equal to 1.448% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/25/45	EUR	800,000	(18,513)	(19,319)
Receive a fixed rate equal to 1.409% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/26/45	EUR	400,000	(13,580)	(14,146)
Receive a fixed rate equal to 1.557% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/27/45	EUR	1,200,000	(8,963)	(8,720)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.615%	Chicago Mercantile Exchange	09/11/45	EUR	1,700,000	(40,567)	(40,792)
Receive a fixed rate equal to 1.682% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/18/45	EUR	2,100,000	89,411	89,938
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.675%	Chicago Mercantile Exchange	09/21/45	EUR	300,000	(12,228)	(12,292)
Receive a fixed rate equal to 1.573% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/22/45	EUR	600,000	7,247	7,236
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.612%	Chicago Mercantile Exchange	09/23/45	EUR	610,000	(13,973)	(13,981)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.564%	Chicago Mercantile Exchange	09/24/45	EUR	1,500,000	(14,334)	(14,470)
Receive a fixed rate equal to 1.552% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/25/45	EUR	1,200,000	7,254	7,371
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.530%	Chicago Mercantile Exchange	09/25/45	EUR	1,100,000	3	(75)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.965%	Chicago Mercantile Exchange	09/28/45	EUR	1,000,000	(264)	(282)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.516% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/28/45	EUR	200,000	$(781)	$(772)
Receive a fixed rate equal to 1.509% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/28/45	EUR	700,000	(4,133)	(4,104)
Receive a floating rate equal to the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.237%	Chicago Mercantile Exchange	10/03/17	EUR	1,500,000	(6,239)	(6,319)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.524%	Chicago Mercantile Exchange	07/06/20	EUR	1,100,000	11,963	11,590
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.451%	Chicago Mercantile Exchange	07/09/20	EUR	1,100,000	(7,601)	(7,278)
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.393%	Chicago Mercantile Exchange	08/05/20	EUR	1,900,000	(6,388)	(6,141)
Receive a fixed rate equal to 0.393% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/06/20	EUR	1,200,000	4,020	3,865
Receive a fixed rate equal to 0.365% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/25/20	EUR	3,600,000	(5,395)	(4,889)
Receive a fixed rate equal to 0.372% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/26/20	EUR	1,800,000	(3,372)	(3,142)
Receive a fixed rate equal to 0.434% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	08/27/20	EUR	6,100,000	32,087	31,912
Receive a fixed rate equal to 0.393% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/11/20	EUR	4,300,000	11,692	11,634
Receive a fixed rate equal to 0.429% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/18/20	EUR	6,000,000	(27,572)	(27,607)
Receive a fixed rate equal to 0.434% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/21/20	EUR	500,000	2,411	2,418
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.381%	Chicago Mercantile Exchange	09/22/20	EUR	2,400,000	(4,441)	(4,421)
Receive a fixed rate equal to 0.394% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/23/20	EUR	2,760,000	7,066	7,049
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.369%	Chicago Mercantile Exchange	09/25/20	EUR	1,600,000	(1,875)	(1,887)
Receive a fixed rate equal to 0.355% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/25/20	EUR	3,400,000	1,350	1,363
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.360%	Chicago Mercantile Exchange	09/28/20	EUR	900,000	(557)	(560)
Receive a fixed rate equal to 1.043% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/11/25	EUR	2,200,000	20,324	20,389
Receive a fixed rate equal to 1.100% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/18/25	EUR	1,400,000	(21,438)	(21,537)
Receive a fixed rate equal to 1.101% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/21/25	EUR	500,000	7,661	7,696
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 1.012%	Chicago Mercantile Exchange	09/22/25	EUR	1,300,000	(7,267)	(7,250)
Receive a fixed rate equal to 0.976% and pay a floating rate based on the 6-month EUR-EURIBOR-Reuters	Chicago Mercantile Exchange	09/24/25	EUR	3,200,000	5,125	5,210
Receive a floating rate based on the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.990%	Chicago Mercantile Exchange	09/25/25	EUR	800,000	(2,487)	(2,513)
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	259,000,000	61,382	67,374
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	183,000,000	(29,333)	(30,253)
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.558%	Chicago Mercantile Exchange	02/24/45	JPY	192,978,870	12,376	12,252
Receive a floating rate based on the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	83,385,931	(13,993)	(14,037)
Receive a fixed rate equal to 2.928% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/35	USD	1,000,000	80,657	80,657
Receive a fixed rate equal to 2.832% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/09/45	USD	400,000	25,268	25,268
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.901%	Chicago Mercantile Exchange	07/13/45	USD	800,000	(62,602)	(62,602)
Receive a fixed rate equal to 2.896% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/21/45	USD	296,000	22,841	22,841
Receive a fixed rate equal to 2.860% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/24/45	USD	444,000	30,795	30,795

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.782%	Chicago Mercantile Exchange	07/29/45	USD	700,000	$(36,664)	$(36,664)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.799%	Chicago Mercantile Exchange	07/30/45	USD	400,000	(22,394)	(22,394)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.808%	Chicago Mercantile Exchange	07/31/45	USD	1,800,000	104,835	104,835
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.687%	Chicago Mercantile Exchange	09/25/45	USD	300,000	(9,325)	(9,325)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.613%	Chicago Mercantile Exchange	09/28/45	USD	500,000	7,413	7,413
Receive a fixed rate equal to 0.347% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/15	USD	7,000,000	99	99
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	17,800,000	(48,697)	(48,697)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.119%	Chicago Mercantile Exchange	08/08/17	USD	5,000,000	(36,570)	(36,570)
Receive a fixed rate equal to 1.178% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/15/18	USD	10,400,000	72,131	72,131
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.166%	Chicago Mercantile Exchange	05/20/18	USD	5,200,000	(34,020)	(34,020)
Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/21/18	USD	3,100,000	23,739	23,739
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.231%	Chicago Mercantile Exchange	05/27/18	USD	6,100,000	(49,996)	(49,996)
Receive a fixed rate equal to 1.224% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/27/18	USD	4,300,000	34,392	34,392
Receive a fixed rate equal to 1.206% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/18	USD	3,100,000	23,212	23,212
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.257%	Chicago Mercantile Exchange	06/04/18	USD	3,100,000	(27,306)	(27,306)
Receive a fixed rate equal to 1.323% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/10/18	USD	2,500,000	26,302	26,302
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.347%	Chicago Mercantile Exchange	06/11/18	USD	3,100,000	(34,606)	(34,606)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.374%	Chicago Mercantile Exchange	06/12/18	USD	1,263,000	(14,985)	(14,985)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.267%	Chicago Mercantile Exchange	06/19/18	USD	6,384,000	(57,054)	(57,054)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.283%	Chicago Mercantile Exchange	06/26/18	USD	2,200,000	(20,633)	(20,633)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.301%	Chicago Mercantile Exchange	07/03/18	USD	2,200,000	(21,548)	(21,548)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.249%	Chicago Mercantile Exchange	07/06/18	USD	2,200,000	(18,397)	(18,397)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.230%	Chicago Mercantile Exchange	07/14/18	USD	3,100,000	(23,990)	(23,990)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.277%	Chicago Mercantile Exchange	07/15/18	USD	10,500,000	(94,926)	(94,926)
Receive a fixed rate equal to 1.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/27/18	USD	20,400,000	186,944	186,944
Receive a fixed rate equal to 1.525% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/11/19	USD	7,000,000	97,759	97,759
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.465%	Chicago Mercantile Exchange	05/18/19	USD	4,000,000	(46,953)	(46,953)
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/19	USD	2,700,000	30,696	30,696
Receive a fixed rate equal to 1.640% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/19	USD	3,100,000	55,309	55,309
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.659%	Chicago Mercantile Exchange	06/09/19	USD	3,100,000	(57,452)	(57,452)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.682%	Chicago Mercantile Exchange	06/15/19	USD	3,100,000	(59,854)	(59,854)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.686%	Chicago Mercantile Exchange	06/15/19	USD	3,100,000	(60,364)	(60,364)
Receive a fixed rate equal to 1.609% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/19	USD	3,100,000	51,639	51,639

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.418%	Chicago Mercantile Exchange	07/09/19	USD	1,900,000	$(17,863)	$(17,863)
Receive a fixed rate equal to 1.462% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/13/19	USD	3,900,000	42,686	42,686
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.557%	Chicago Mercantile Exchange	07/21/19	USD	1,583,000	(22,808)	(22,808)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.581%	Chicago Mercantile Exchange	07/24/19	USD	2,374,500	(36,271)	(36,271)
Receive a fixed rate equal to 1.493% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/29/19	USD	4,000,000	47,665	47,665
Receive a fixed rate equal to 1.502% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/30/19	USD	2,400,000	29,404	29,404
Receive a fixed rate equal to 1.534% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/31/19	USD	9,200,000	(123,810)	(123,810)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.794%	Chicago Mercantile Exchange	08/08/19	USD	3,500,000	(81,071)	(81,071)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.301%	Chicago Mercantile Exchange	09/25/19	USD	1,600,000	5,705	5,705
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.261%	Chicago Mercantile Exchange	09/28/19	USD	2,300,000	(4,346)	(4,346)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	17,090,000	(301,772)	(301,772)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	34,860,000	1,075,263	1,075,263
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.882%	Chicago Mercantile Exchange	06/30/20	USD	5,230,000	(127,677)	(127,677)
Receive a fixed rate equal to 1.780% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/06/20	USD	1,700,000	33,150	33,150
Receive a fixed rate equal to 1.626% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/20	USD	1,900,000	21,402	21,402
Receive a fixed rate equal to 1.598% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/20	USD	800,000	(7,924)	(7,924)
Receive a fixed rate equal to 1.598% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/01/20	USD	900,000	(8,932)	(8,932)
Receive a fixed rate equal to 1.622% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/20	USD	3,800,000	42,110	42,110
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.590%	Chicago Mercantile Exchange	09/08/20	USD	2,000,000	(18,817)	(18,817)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.644%%	Chicago Mercantile Exchange	09/18/20	USD	1,900,000	(22,516)	(22,516)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.391%	Chicago Mercantile Exchange	10/01/20	USD	7,700,000	5,234	5,234
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	1,800,000	(86,794)	(86,794)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	8,880,000	352,935	352,935
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	18,480,000	(1,285,072)	(1,285,072)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.168%	Chicago Mercantile Exchange	05/05/25	USD	7,000,000	111,800	111,800
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.189%	Chicago Mercantile Exchange	05/05/25	USD	7,000,000	(124,981)	(124,981)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.460%	Chicago Mercantile Exchange	06/15/25	USD	3,065,333	(129,083)	(129,083)
Receive a fixed rate equal to 2.488% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/25	USD	3,800,000	168,282	168,282
Receive a fixed rate equal to 2.455% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/25	USD	3,800,000	157,056	157,056
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.467%	Chicago Mercantile Exchange	06/19/25	USD	692,000	(29,298)	(29,298)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.382%	Chicago Mercantile Exchange	06/23/25	USD	950,000	(32,908)	(32,908)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.543%	Chicago Mercantile Exchange	07/15/25	USD	900,000	(44,144)	(44,144)
Receive a fixed rate equal to 2.528% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	07/15/25	USD	2,698,000	128,714	128,714

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 2.794% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	08/24/25	USD	1,800,000	$8,019	$8,019
Receive a fixed rate equal to 2.810% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	08/24/25	USD	3,600,000	18,594	18,594
Receive a fixed rate equal to 2.773% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	08/25/25	USD	3,600,000	12,555	12,555
Receive a fixed rate equal to 2.848% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	08/27/25	USD	3,600,000	(24,423)	(24,423)
Receive a fixed rate equal to 2.256% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	3,600,000	(79,195)	(79,195)
Receive a fixed rate equal to 2.970% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	3,600,000	(43,740)	(43,740)
Receive a fixed rate equal to 2.245% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	600,000	(12,617)	(12,617)
Receive a fixed rate equal to 2.260% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	1,900,000	(42,587)	(42,587)
Receive a fixed rate equal to 2.247% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/01/25	USD	800,000	(16,971)	(16,971)
Receive a fixed rate equal to 2.230% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/08/25	USD	4,700,000	91,860	91,860
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.232%	Chicago Mercantile Exchange	09/14/25	USD	1,300,000	25,486	25,486
Receive a fixed rate equal to 2.299% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	09/18/25	USD	5,000,000	128,936	128,936
Receive a fixed rate equal to 1.991% and pay a floating rate based on the 3-month USB-LIBOR-BBA	Chicago Mercantile Exchange	10/01/25	USD	7,700,000	(22,872)	(22,872)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.294%	Chicago Mercantile Exchange	06/10/35	USD	1,900,000	(44,304)	(44,304)
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.834%	Chicago Mercantile Exchange	06/15/35	USD	3,800,000	(248,125)	(248,125)
Receive a fixed rate equal to 3.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	3,800,000	86,037	86,036
Receive a fixed rate equal to 2.805% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	2,945,000	178,312	178,312
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.810%	Chicago Mercantile Exchange	06/17/35	USD	3,800,000	(233,692)	(233,692)
Receive a fixed rate equal to 2.815% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/19/35	USD	793,000	49,365	49,365
Receive a fixed rate equal to 2.753% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/23/35	USD	950,000	49,476	49,476
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.715%	Chicago Mercantile Exchange	05/11/45	USD	1,300,000	(48,601)	(48,601)
Receive a fixed rate equal to 2.810% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/18/45	USD	700,000	40,880	40,880
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.659%	Chicago Mercantile Exchange	06/01/45	USD	1,100,000	(27,752)	(27,753)
Receive a fixed rate equal to 2.905% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/45	USD	600,000	47,548	47,548
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.926%	Chicago Mercantile Exchange	06/09/45	USD	600,000	(50,250)	(50,250)
Receive a fixed rate equal to 2.959% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	600,000	54,677	54,677
Receive a fixed rate equal to 2.980% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	600,000	57,379	57,379
Receive a floating rate based on the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.891%	Chicago Mercantile Exchange	06/17/45	USD	600,000	(45,718)	(45,718)
					$(342,262)	$(337,652)

At September 30, 2015, the following exchange-traded written options were outstanding for Voya Balanced Portfolio:

Description	Exercise Price	Expiration Date	# of Contracts	Premiums Received	Fair Value
Call on Eurodollar 1-Year Mid-Curve	98.87	12/11/15	100	$21,000	$(58,125)
				$21,000	$(58,125)

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of September 30, 2015 (Unaudited) (Continued)

At September 30, 2015, the following over-the-counter written interest rate swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	0.580%	12/12/16	USD	14,746,000	$42,953	$(59,305)
Put OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Pay	1.950%	11/12/15	USD	49,141,000	212,944	(13,691)
Put OTC Swaption	Goldman Sachs & Co.	3-month EUR-EURIBOR-Reuters	Pay	0.537%	11/18/15	EUR	53,400,000	30,188	(39,550)
Put OTC Swaption	Societe Generale	3-month EUR-EURIBOR-Reuters	Pay	0.515%	11/27/15	EUR	53,500,000	48,127	(49,512)
Call OTC Swaption	Bank of America	3-month EUR-EURIBOR-Reuters	Receive	0.477%	11/18/15	EUR	53,400,000	30,188	(14,465)
Call OTC Swaption	Societe Generale	3-month EUR-EURIBOR-Reuters	Receive	0.515%	11/27/15	EUR	53,500,000	48,127	(24,841)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	2.705%	11/13/15	USD	49,141,000	240,791	(287,559)
Call OTC Swaption	Morgan Stanley	3-month USD-LIBOR-BBA	Receive	0.580%	12/12/16	USD	14,746,000	42,953	(15,345)
				Total Written Swaptions				$696,271	$(504,268)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of September 30, 2015 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type

Interest rate contracts	Purchased options	$319,250
Foreign exchange contracts	Forward foreign currency contracts	905,529
Interest rate contracts	Futures contracts	196,985
Interest rate contracts	Interest rate swaps	4,236,601
Total Asset Derivatives		$5,658,365

Liability Derivatives	Instrument Type

Foreign exchange contracts	Forward foreign currency contracts	$734,218
Interest rate contracts	Futures contracts	155,558
Equity contracts	Futures contracts	189,722
Interest rate contracts	Interest rate swaps	4,574,253
Interest rate contracts	Written options	562,393
Total Liability Derivatives		$6,216,144

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2015:

	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Societe Generale	Totals
Assets:
Purchased options	$-	$-	$-	$-	$-	$-	$-	$272,724	$21,526	$-	$294,250
Forward foreign currency contracts	-	15,153	-	51,600	36,182	18,508	1,913	435,869	346,304	-	905,529
Total Assets	$-	$15,153	$-	$51,600	$36,182	$18,508	$1,913	$708,593	$367,830	$-	$1,199,779

Liabilities:
Forward foreign currency contracts	$-	$4,737	$55	$159,112	$140,021	$37,994	$7,656	$292,631	$92,012	$-	$734,218
Written options	14,465	-	-	-	-	39,550	-	287,559	88,341	74,353	504,268
Total Liabilities	$14,465	$4,737	$55	$159,112	$140,021	$77,544	$7,656	$580,190	$180,353	$74,353	$1,238,486

Net OTC derivative instruments by counterparty, at fair value	$(14,465)	$10,416	$(55)	$(107,512)	$(103,839)	$(59,036)	$(5,743)	$128,403	$187,477	$(74,353)	$(38,707)

Total collateral pledged by the Portfolio/(Received from counterparty)	$-	$-	$500,000	$-	$-	$-	$-	$-	$-	$-	$500,000

Net Exposure(1)	$(14,465)	$10,416	$499,945	$(107,512)	$(103,839)	$(59,036)	$(5,743)	$128,403	$187,477	$(74,353)	$461,293

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio.

Item 2. Controls and Procedures.

(a)     Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)     There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Voya Balanced Portfolio, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	November 25, 2015

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	November 25, 2015